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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-4062

GAM Funds, Inc.
______________________________________________________
(Exact name of registrant as specified in charter)

135 East 57th Street, New York, NY 10022
______________________________________________________
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard St., Baltimore, MD 21202
______________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    212-407-4600

Date of fiscal year end:    12/31/2004

Date of reporting period:    06/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

®

GAM Funds, Inc.

SEMI-ANNUAL REPORT
(UNAUDITED)
FOR THE PERIOD ENDED 30TH JUNE, 2004

GAM GLOBAL FUND

GAM INTERNATIONAL FUND

GAM PACIFIC BASIN FUND

GAM JAPAN CAPITAL FUND

GAM EUROPE FUND

GAM AMERICAN FOCUS FUND

GAMERICA CAPITAL FUND

GAM GABELLI LONG/SHORT FUND

This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

GAM FUNDS, INC.

INVESTMENT ADVISERS:

GAM INTERNATIONAL MANAGEMENT LIMITED
GAM USA INC.
GAMCO INVESTORS, INC.

The GAM Group

The GAM group was founded in April 1983 by Gilbert de Botton. GAM’s corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$34 billion under management and employs a worldwide staff of over 700 people.

For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds – GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short Funds.

For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1–800–426–4685 (toll-free).

CONTENTS

GAM Global	3

GAM International	8

GAM Pacific Basin	13

GAM Japan Capital	18

GAM Europe	22

GAM American Focus	27

GAMerica Capital	31

GAM Gabelli Long/Short	36

Financial Statements	42

Notes to Financial Statements	49

GAM Global Fund

FUND MANAGEMENT

Venkat Chidambaram is an Investment Director managing global equity funds and emerging market equity funds. Prior to joining GAM in February 1994, he worked for accountants Pritchard Fellows & Co. He was educated in India and received a degree in Business Administration from the American InterContinental University (AIU) in London and an MBA from City University.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		Global
		Class A (after		Average
	GAM	maximum	MSCI	1 Month
	Global	sales load of	World	Deposit
	Class A	5.50%)	Index	Rate

30 June, 2004	US$ 14.99	US$ 15.86	1,062.51

	%	%	%	%

Quarter to June, 2004	(4.58)	(9.83)	1.04	0.25

Jan – June, 2004	(4.34)	(9.60)	3.79	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	14.51	8.22	24.57	1.03

5 years to June, 2004	(3.65)	(4.73)	(1.31)	3.34

10 years to June, 2004	5.32	4.73	7.57	4.43

15 years to June, 2004	7.21	6.80	7.39	4.82

Since inception	7.64	7.31	9.10	5.31

Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   G L O B A L   F U N D   /   F U N D   M A N A G E M E N T

GAM Global Fund

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

		GAM
		Global Class A
		(after maximum	MSCI
	GAM	sales load	World
	Global Class A	of 5.50%)	Index
Year	%	%	%

2000	(16.34)	(20.94)	(12.92)

2001	(13.35)	(18.11)	(16.52)

2002	(20.28)	(24.66)	(19.54)

2003	29.40	22.28	33.76

2004*	(4.34)	(9.60)	3.79

* Six months

G A M   G L O B A L   F U N D   / R E P O R T   T O   S H A R E H O L D E R S

THE FACTS – CLASS B SHARES

		GAM
		Global		Average
	GAM	Class B	MSCI	1 Month
	Global	(with deferred	World	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 14.55		1,062.51

	%	%	%	%

Quarter to June, 2004	(4.65)	(9.42)	1.04	0.25

Jan – June, 2004	(4.59)	(9.36)	3.79	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	13.85	8.85	24.57	1.03

3 years to June, 2004	(2.13)	(3.12)	1.32	1.63

5 years to June, 2004	(4.40)	(4.78)	(1.31)	3.34

Since inception	(5.41)	(5.41)	1.54	3.69

THE FACTS – CLASS C SHARES
		GAM
		Global		Average
	GAM	Class C	MSCI	1 Month
	Global	(with deferred	World	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 14.38		1,062.51

	%	%	%	%

Quarter to June, 2004	(4.96)	(5.91)	1.04	0.25

Jan – June, 2004	(5.02)	(5.97)	3.79	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	13.05	12.05	24.57	1.03

3 years to June, 2004	(2.55)	(2.55)	1.32	1.63

5 years to June, 2004	(4.67)	(4.67)	(1.31)	3.34

Since inception	(5.67)	(5.67)	1.62	3.69

THE FACTS – CLASS D SHARES
		GAM
		Global
		Class D
		(after		Average
	GAM	maximum	MSCI	1 Month
	Global	sales load	World	Deposit
	Class D	of 3.50%)	Index	Rate

30 June, 2004	US$ 14.03	US$ 14.54	1,062.51

	%	%	%	%

Quarter to June, 2004	(5.27)	(8.58)	1.04	0.25

Jan – June, 2004	(5.52)	(8.83)	3.79	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	11.79	7.88	24.57	1.03

3 years to June, 2004	(3.08)	(4.22)	1.32	1.63

5 years to June, 2004	(4.82)	(5.50)	(1.31)	3.34

Since inception	2.70	2.28	6.76	4.26

THE COMMENT

In the first half of 2004, the Fund underperformed its benchmark. The reasons for this underperformance mainly relate to two areas. The Fund’s large exposure to Asian markets such as Taiwan and Korea and the Fund’s lack of exposure to the Energy sector which performed well during this period. Some of the largest holdings in the Fund such as Omnicom and State Street underperformed in this period. While the Fund’s retail holdings such as JC Penney and Limited Brands outperformed.

Asian markets have been sold off on concerns of a sharp rise in US interest rates. Our exposure is mainly to export-led recoveries of Asia namely Taiwan and Korea. Both of these economies are seeing a recovery in exports and, in Taiwan, the domestic economy is also showing improvement. We maintain our low weighting to the Global energy sector as we believe that the current high oil prices are unsustainable.

After a strong start at the beginning of the year, due to the above mentioned factors the Fund lost ground versus the benchmark. We continue to see economic growth although not at the same level as the recovery in 2003. Thus we have reduced our exposure to cyclical sectors such as Engineering and also cyclical economies like Japan. US large cap stocks are trading at attractive valuations relative to their earnings prospects and the US remains the Fund’s largest country exposure.

G A M   G L O B A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Global Fund

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 88.5%
	BELGIUM – 0.6%
400	Groupe Bruxelles Lambert	25,602

		25,602

	FRANCE – 5.6%
*400	Atos Origin	25,724
800	Dassault Systemes	37,134
500	Groupe Steria	17,375
6,400	Havas	33,363
244	Hermes International	48,769
600	L'Oreal	47,977
1,500	Metropole Television (M6)	42,332

		252,674

	GERMANY – 4.7%
*1,990	Bayerische Hypo-Vereinsbank	35,509
1,000	Douglas Holding	28,806
1,000	Karstadt	21,741
1,370	MAN	50,227
1,000	Siemens	72,045

		208,328

	HONG KONG – 1.1%
50,000	Johnson Electric Holdings	50,643

		50,643

	JAPAN – 7.3%
3,000	Asahi Glass	31,129
3	Millea Holdings	44,430
4,000	NEC	28,084
3,000	NHK Spring	18,869
8,000	NSK	39,713
300	Oracle Corporation Japan	16,593
2	Pacific Management	8,484
1,000	Shin-Etsu Chemical	35,654
15,000	Showa Denko KK	37,437
900	Sony	33,816
8,000	Toshiba	32,107

		326,316

	KOREA, REPUBLIC OF – 2.3%
*1,419	Kookmin Bank ADR	44,528
288	Samsung Electronics GDS (1/2 Voting)	59,256

		103,784

	MEXICO – 0.7%
700	Grupo Televisa ADR	31,689

		31,689

	NETHERLANDS – 2.0%
2,600	ING Groep	61,436
1,000	Philips	26,954

		88,390

	SINGAPORE – 1.6%
7,000	Keppel	28,670
4,000	Venture	41,829

		70,499

	SWITZERLAND – 1.0%
165	Nestle (Registered)	44,016

		44,016

	TAIWAN – 4.4%
22,000	Fubon Financial Holding	19,173
6,740	Hon Hai Precision GDR	50,550
35,000	Mega Financial	23,111
6,000	Novatek Microelectronics	19,810
*29,000	Taishin Financial Holdings	23,894
4,966	Taiwan Semiconductor Manufacturing ADR	41,267
*4,466	United Microelectronics ADR	19,248

		197,053

	UNITED KINGDOM – 4.4%
4,400	BAA	44,144
*4,913	British Airways	24,534
7,800	Misys	27,994
8,377	WPP Group	85,031
11,100	Xansa	16,398

		198,101

	UNITED STATES – 52.8%
672	Abercrombie & Fitch A	26,040
*3,100	Accenture A	85,188
*1,000	Affiliated Computer Services	52,940
*1,800	AirTran	25,452
700	Alberto-Culver	35,098
1,200	Albertson's	31,848
900	Analog Devices	42,372
1,323	Bank of New York	39,002
2,100	Citigroup	97,650
*2,045	Cognizant Technology Solutions	51,963
*2,300	EMC	26,220
1,300	Estee Lauder A	63,414
*1,400	ExpressJet	16,996
1,300	Family Dollar Stores	39,546
*2,400	Fiserv	93,336
1,700	General Electric	55,080
300	Goldman Sachs Group	28,248
700	International Business Machines	61,705
977	Jefferies Group	30,209
1,400	Johnson & Johnson	77,980
500	Knight-Ridder	36,000
722	Legg Mason	65,709
2,768	Limited Brands	51,762
1,325	Linear Technology	52,298
1,400	Liz Claiborne	50,372
663	Maxim Integrated	34,754
1,700	MBNA	43,843
1,100	Medtronic	53,592
*500	Mercury Interactive	24,915
1,300	Merrill Lynch	70,174
1,900	Microsoft	54,264
1,500	New York Times A	67,065
*800	Noble	30,312
1,400	Omnicom Group	106,246
*2,400	Oracle	28,632
1,400	PepsiCo	75,432
1,800	Pfizer	61,704
1,269	State Street	62,232
*1,732	SunGard Data Systems	45,032
500	United Technologies	45,740
*1,600	Univision Communications	51,088
*2,000	Veritas Software	55,400
2,100	Viacom B	75,012
950	Wal-Mart Stores	50,122
1,400	Walt Disney	35,686
*1,400	Yum! Brands	52,108

		2,359,781

Total Equities (Cost $3,621,893)		3,956,876

G A M   G L O B A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

		MARKET	GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2004
		VALUE
HOLDINGS	DESCRIPTION	US$

PARTICIPATION NOTE – 1.1%
	INDIA – 1.1%
418	JP Morgan Investor Derivative
	(Infosys Technologies) 2007-03-23	50,160

Total Participation Note (Cost $47,500)		50,160

TIME DEPOSITS – 11.9%
	NASSAU – 11.9%
529,880	Citibank (Nassau)
	0.8%, 2004-07-01	529,880

Total Time Deposits (Cost $529,880)		529,880

Total Investments (Cost $4,199,273) – 101.5%		4,536,916
Liabilities in Excess of Other Assets – (1.5%)		(66,883)

Total Net Assets – 100.0%		4,470,033

*Non-income producing security
See notes to financial statements.

			INVESTMENT ANALYSIS AS AT 30TH JUNE, 2004

G A M   G L O B A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM International Fund

FUND MANAGEMENT

Sean Taylor is an Investment Director. He joined GAM in 2004 to manage global mandates. Prior to joining GAM, Mr Taylor was Head of Global Equity at SG Asset Management, where he was also Head of the Emerging Market Desk. Previously he was a fund manager at Capel-Cure Myers and before that he was at HSBC James Capel Investment Management. Until 1992 Mr Taylor served as an officer in the British Army having attended the Royal Military Academy, Sandhurst. He has an MBA from Manchester Business School.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		International
		Class A (after		Average
	GAM	maximum	MSCI	1 Month
	International	sales load of	EAFE	Deposit
	Class A	5.50%)	Index	Rate

30 June, 2004	US$ 16.88	US$ 17.86	1,327.97

	%	%	%	%

Quarter to June, 2004	(2.26)	(7.63)	0.44	0.25

Jan – June, 2004	1.38	(4.19)	4.86	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	28.24	21.19	32.85	1.03

5 years to June, 2004	(4.33)	(5.41)	0.40	3.34

10 years to June, 2004	3.21	2.62	4.38	4.43

15 years to June, 2004	7.66	7.25	4.70	4.82

Since inception	12.33	12.00	11.31	5.52

Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   I N T E R N A T I O N A L   F U N D   /   F U N D   M A N A G E M E N T

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Mor-gan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Bel-gium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

		GAM
		International
		Class A
	GAM	(after maximum	MSCI
	International	sales load	EAFE
	Class A	of 5.50%)	Index
Year	%	%	%

2000	(22.74)	(26.99)	(13.96)

2001	(24.53)	(28.68)	(21.21)

2002	(15.35)	(20.01)	(15.66)

2003	31.44	24.21	39.17

2004*	1.38	(4.19)	4.86

* Six months

G A M   I N T E R N A T I O N A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM International Fund

THE FACTS – CLASS B SHARES

		GAM
		International		Average
	GAM	Class B	MSCI	1 Month
	International	(with deferred	EAFE	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 16.79		1,327.97

	%	%	%	%

Quarter to June, 2004	(2.38)	(7.26)	0.44	0.25

Jan – June, 2004	1.08	(3.92)	4.86	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	27.43	22.43	32.85	1.03

3 years to June, 2004	0.49	(0.51)	4.25	1.63

5 years to June, 2004	(4.99)	(5.30)	0.40	3.34

Since inception	(7.61)	(7.61)	1.30	3.69

THE FACTS – CLASS C SHARES
		GAM
		International		Average
	GAM	Class C	MSCI	1 Month
	International	(with deferred	EAFE	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 16.93		1,327.97

	%	%	%	%

Quarter to June, 2004	(2.42)	(3.40)	0.44	0.25

Jan – June, 2004	1.01	0.01	4.86	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	27.22	26.22	32.85	1.03

3 years to June, 2004	0.39	0.39	4.25	1.63

5 years to June, 2004	(5.04)	(5.04)	0.40	3.34

Since inception	(7.29)	(7.29)	1.71	3.69

THE FACTS – CLASS D SHARES
		GAM
		International
		Class D (after		Average
	GAM	maximum	MSCI	1 Month
	International	sales load	EAFE	Deposit
	Class D	of 3.50%)	Index	Rate

30 June, 2004	US$ 16.64	US$ 17.24	1,327.97

	%	%	%	%

Quarter to June, 2004	(2.29)	(5.71)	0.44	0.25

Jan – June, 2004	1.22	(2.33)	4.86	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	27.84	23.37	32.85	1.03

3 years to June, 2004	0.87	(0.32)	4.25	1.63

5 years to June, 2004	(4.56)	(5.24)	0.40	3.34

Since inception	1.45	1.04	4.57	4.27

THE COMMENT

During the six months to 30th June 2004, the Fund’s Class A NAV returned 1.4% compared to a return by the MSCI EAFE Index (USD) of 4.9%.

Economic news was positive over the period. Global growth continued to accelerate. US non farm payrolls posted almost a million new jobs and home sales reached record highs. European data was mixed whereas the UK raised rates in a move aimed at cooling the overheating housing market. Real GDP growth in Japan rose to its strongest level since the 1990 bubble, and the unemployment rate continued to fall. The US Federal Reserve raised rates by 0.25%, the first rate rise in 4 years.

In the first quarter the Japanese market was strong, up 15% in local terms, whilst Europe and UK were broadly flat. The Fund’s defensive position in European oils and pharmaceuticals contributed to performance, but the underweight position in Japan, and overweight in Asia detracted from performance. In particular, UCB, Aventis, and BP helped performance but Mitsubishi Corp, Jafco, Samsung Electronics and NTT Docomo detracted from performance. In the second quarter the fear of US interest rate rising along with a higher oil price, fears of a hard landing in China and uncertainty in Iraq led to an unwinding of reflationary carry trades. The Japanese and Asian markets corrected sharply, as the US dollar strengthened.

The major changes in the portfolio have been to increase the weight in the portfolio to Japan, slightly reduce the underweight in Europe and the UK, and reduce the large overweight in Asia. Within Asia we have reduced the weighting in Australia, and broaden out the exposure across Asia, including Korea, and Taiwan. On a sector basis the Fund is overweight oil, and Telecommunication services and underweight financials, healthcare, and industrials.

In regional terms, our strategy is to focus on the potential for structural change in Japan, selective growth opportunities in Asia and blue chip laggards in Europe.

The prospects for Japan continue to be robust with signs that domestic demand may be improving. The banking sector has begun to improve due to more favorable operating conditions and the potential for a recovery in loan growth. In Japan, where the correlation between the Japanese with the US stock market has recently been decreasing, we like beneficiaries of domestic reflation and the potential for improvement in the financial sector.

In Asia, the high levels of deposits in the banking system may underpin consumer spending and the current account surpluses and buoyant FX reserves provide for a benevolent liquidity backdrop. Outsourcing is likely to remain a global theme. These factors may mean that Asia has a stronger growth profile relative to global growth and the region may trade at a lower valuation than developed markets. In the short term, the magnitude of US rate hikes and any significant monetary tightening in China may detract from Asia’s stock market performance, but it is most likely that China will continue to be the engine of growth in the region.

In Europe, economic activity remains sluggish and the ECB may have to stimulate growth by cutting rates. Although the stronger euro and EU enlargement do pose challenges, there is value in many of the larger stocks in the more defensive sectors. These have lagged Small and Mid Caps in the past year and are trading on attractive valuations, offering solid dividend yields. We particularly like the oil sector.

The key to international returns, however, may lie in currencies. Rising rates may support the US dollar but, as this become factored in, faster Asian growth and a domestic pick-up in Japan could lead to an appreciation in Asian currencies.

G A M   I N T E R N A T I O N A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 93.3%
	AUSTRALIA – 2.1%
188,500	AWB	605,429
420,000	Promina Group	1,167,936
23,000	Rio Tinto	574,826

		2,348,191

	BELGIUM – 1.1%
28,189	UCB	1,314,313

		1,314,313

	BRAZIL – 0.9%
77,500	Tele Norte Leste ADR	986,575

		986,575

	CHINA – 0.4%
1,118,000	CNOOC	473,015

		473,015

	FINLAND – 0.8%
66,000	Nokia Oyj	953,402

		953,402

	FRANCE – 11.6%
*257,768	Alstom	288,844
15,165	Aventis	1,146,124
18,277	BNP Paribas	1,125,313
15,988	Bouygues	535,908
46,887	Credit Agricole	1,142,167
47,000	France Telecom	1,226,209
20,600	PSA Peugeot Citroen	1,148,406
18,000	Sanofi-Synthelabo	1,142,240
41,000	STMicroelectronics	900,382
16,018	Total	3,057,205
23,781	Veolia Environnement	671,704
*27,000	Vivendi Universal	749,801

		13,134,303

	GERMANY – 7.1%
7,160	BASF	384,155
25,918	Bayerische Motoren Werke	1,147,501
13,903	BERU	1,068,526
*32,000	Commerzbank	565,152
47,300	Hochtief	1,123,422
*20,687	Hypo Real Estate Holding	605,982
*70,000	Infineon Technologies	943,828
17,430	RWE	821,591
19,100	Siemens	1,376,054

		8,036,211

	HONG KONG – 3.4%
45,000	Hang Seng Bank	576,942
243,000	Henderson Land Development	1,046,803
633,000	Hong Kong Land Holdings	987,480
81,000	Sun Hung Kai Properties	664,637
85,000	Swire Pacific A	550,338

		3,826,200

	ITALY – 2.7%
41,252	RAS	749,152
515,170	Telecom Italia RNC	1,138,871
230,000	Unicredito Italiano	1,137,368

		3,025,391

	JAPAN – 23.8%
7,700	Aiful	801,783
32,000	Canon	1,682,132
36,100	Daito Trust Construction	1,386,113
19,100	Fanuc	1,136,728
32,000	Fuji Photo Film	1,000,503
18,300	Honda Motor	879,993
21,000	Ito-Yokado	896,558
16,600	JAFCO	1,264,140
10,700	Kyocera	905,810
237,000	Mitsubishi	2,296,659
158,000	Mitsubishi Estate	1,955,771
74,000	NEC	519,559
553	NTT DoCoMo	985,830
86,000	RICOH	1,824,016
200,000	Sanyo	820,954
19,200	Shin-Etsu Chemical	684,555
48,100	Sony	1,807,295
157	Sumitomo Mitsui Financial Group	1,073,602
88,000	TonenGeneral Sekiyu KK	752,206
60,000	Toppan Printing	677,424
42,300	Toyota Motor	1,709,247
*282	UFJ	1,242,620
281	Vodafone Holdings KK	750,121

		27,053,619

	KOREA, REPUBLIC OF – 1.4%
*23,000	Kookmin Bank ADR	721,740
4,000	Samsung Electronics GDS (1/2 Voting)	823,000

		1,544,740

	NETHERLANDS – 7.9%
31,961	Fortis Group	706,163
*148,000	Koninklijke Ahold	1,162,703
102,278	Royal Dutch Petroleum	5,254,557
29,765	Telegraaf Holdings	665,257
17,590	Unilever	1,201,921

		8,990,601

	RUSSIAN FEDERATION – 0.7%
*8,000	Lukoil Oil Sponsored ADR	836,000

		836,000

	SINGAPORE – 3.8%
*204,200	Capital Commercial Reit Units	128,122
1,021,000	Capitaland	812,624
112,000	DBS Group	936,966
865,000	Singapore Exchange	844,246
318,750	Singapore Press Holdings	770,348
100,000	United Overseas Bank	778,481

		4,270,787

	SPAIN – 1.9%
84,400	Banco Bilbao Vizcaya Argentaria	1,128,735
73,879	Telefonica	1,093,313

		2,222,048

	SWEDEN – 0.2%
60,796	Skandia Forsakrings	252,004

		252,004

	SWITZERLAND – 4.1%
7,216	Nestle (Registered)	1,924,958
35,079	Novartis (Registered)	1,547,953
11,460	Roche Holding Genussscheine	1,134,971

		4,607,882

	TAIWAN – 1.3%
*830,000	Taishin Financial Holdings	683,849
570,433	Taiwan Semiconductor	821,206

		1,505,055

G A M   I N T E R N A T I O N A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM International Fund

		MARKET	GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2004
		VALUE
HOLDINGS	DESCRIPTION	US$

	UNITED KINGDOM – 18.1%
59,418	Antofagasta	1,012,929
118,136	Aviva	1,218,419
65,252	BHP Billiton	565,950
191,684	BP	1,692,064
221,800	BT Group	798,039
*140,000	Cable & Wireless	329,259
85,000	EMI Group	375,548
94,617	Gallaher Group	1,143,066
75,054	GlaxoSmithKline	1,518,239
138,470	HSBC Holdings	2,058,124
220,804	J Sainsbury	1,139,653
*615,438	mm02	1,034,666
155,279	National Grid Transco	1,197,607
167,677	Royal & Sun Alliance Insurance	250,743
122,676	Scottish & Newcastle	965,609
174,272	Scottish Power	1,259,593
*64,200	Shire Pharmaceuticals Group	560,316
300,000	Somerfield	844,218
1,210,581	Vodafone Group	2,649,616

		20,613,658

Total Equities (Cost $97,912,328)		105,993,995

TIME DEPOSITS – 4.2%
	NASSAU – 4.2%
4,753,113	Citibank (Nassau)
	0.8%, 2004-07-01	4,753,113

Total Time Deposits (Cost $4,753,113)		4,753,113

Total Investments (Cost $102,665,441) – 97.5%		110,747,108
Other Assets Less Liabilities – 2.5%		2,783,160

Total Net Assets – 100.0%		113,530,268

*Non-income producing security
See notes to financial statements.

			INVESTMENT ANALYSIS AS AT 30TH JUNE, 2004

G A M   I N T E R N A T I O N A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Pacific Basin Fund

John Mytton is the Investment Director responsible for GAM’s Asian and Pacific funds and, alongside Lesley Kaye, heads the Pacific investment team. Prior to joining GAM in 1995 he was Director of Swiss Bank Corporation International Finance (Asia). From 1978 to 1990 he was an international executive with Hong Kong and Shanghai Banking Corp working in Hong Kong, Oman and Singapore. Mr. Mytton is based in Hong Kong.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		Pacific Basin
		Class A (after		Average
	GAM	maximum	MSCI	1 Month
	Pacific Basin	sales load	Pacific	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2004	US$ 9.42	US$ 9.97	1,772.58

	%	%	%	%

Quarter to June, 2004	(5.71)	(10.89)	(3.98)	0.25

Jan – June, 2004	4.20	(1.53)	8.33	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	34.22	26.84	41.50	1.03

5 years to June, 2004	0.34	(0.79)	(0.27)	3.34

10 years to June, 2004	(0.48)	(1.04)	(1.92)	4.43

15 years to June, 2004	5.24	4.85	(0.55)	4.82

Since inception	5.23	4.89	0.01	5.24

Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   P A C I F I C   B A S I N   F U N D   /   F U N D   M A N A G E M E N T

GAM Pacific Basin Fund

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

		GAM
		Pacific Basin
		Class A
	GAM	(after maximum	MSCI
	Pacific Basin	sales load	Pacific
	Class A	of 5.50%)	Index
Year	%	%	%

2000	(23.21)	(27.44)	(25.64)

2001	(17.45)	(21.99)	(25.22)

2002	(12.41)	(17.22)	(9.01)

2003	33.83	26.47	38.98

2004*	4.20	(1.53)	8.33

* Six months

G A M   P A C I F I C   B A S I N   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

THE FACTS – CLASS B SHARES

		GAM
		Pacific Basin		Average
	GAM	Class B	MSCI	1 Month
	Pacific Basin	(with deferred	Pacific	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 9.56		1,772.58

	%	%	%	%

Quarter to June, 2004	(6.09)	(10.79)	(3.98)	0.25

Jan – June, 2004	3.69	(1.31)	8.33	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	32.93	27.93	41.50	1.03

3 years to June, 2004	1.78	0.80	3.65	1.63

5 years to June, 2004	(0.80)	(1.14)	(0.27)	3.34

Since inception	3.44	3.44	4.15	3.69

THE FACTS – CLASS C SHARES
		GAM
		Pacific Basin		Average
	GAM	Class C	MSCI	1 Month
	Pacific Basin	(with deferred	Pacific	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 7.78		1,772.58

	%	%	%	%

Quarter to June, 2004	(5.93)	(6.87)	(3.98)	0.25

Jan – June, 2004	3.73	2.73	8.33	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	32.03	31.03	41.50	1.03

3 years to June, 2004	(0.09)	(0.09)	3.65	1.63

5 years to June, 2004	(2.18)	(2.18)	(0.27)	3.34

Since inception	1.18	1.18	5.07	3.68

THE FACTS – CLASS D SHARES
		GAM
		Pacific Basin
		Class D
		(after		Average
	GAM	maximum	MSCI	1 Month
	Pacific Basin	sales load	Pacific	Deposit
	Class D	of 3.50%)	Index	Rate

30 June, 2004	US$ 8.80	US$ 9.12	1,772.58

	%	%	%	%

Quarter to June, 2004	(5.98)	(9.27)	(3.98)	0.25

Jan – June, 2004	3.90	0.26	8.33	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	32.48	27.84	41.50	1.03

3 years to June, 2004	1.28	0.09	3.65	1.63

5 years to June, 2004	(1.05)	(1.76)	(0.27)	3.34

Since inception	(1.90)	(2.30)	(1.06)	4.25

THE COMMENT

Stock markets in the Pacific region performed well in the first six months of the year with the stand out being the Japan market where the MSCI Japan Index gained 12.6% in USD terms.

Australia was another market which recorded positive gains with the MSCI Australian Index gaining 8.5% in local terms but losing 0.5% in US dollars terms due to the weakness of the Australian dollar. Nevertheless overall the Fund enjoyed positive returns from its exposure to Australia due to a healthy performance from its stock positions, particularly The Australian Wheat Board and Promina, a leading Insurance entity.

A good performance in addition was recorded by Korea, Hong Kong and Singapore where the MSCI indices gained 1.6%, 1.7% and 3.4% respectively in US dollar terms. Taiwan fared less well with the MSCI Taiwan Index losing 2.7% in US dollar terms.

The largest component of the Fund’s benchmark remains Japan which has an approximately 73% weighting. Clearly therefore the Fund’s underweight position in Japan was a disadvantage as far as benchmark performance was concerned, nevertheless some of the pain of the underweight position was offset by good stock performances in the consumer finance and general financial area in Japan where the Fund’s holdings in Aiful, Credit Saison, JAFCO and Orix performed particularly well.

The economy in Japan obviously has a significant effect on the region as a whole. Consequently, its apparent improvement after 15 years of deflation has prompted considerable optimism. A large part of the improvement has clearly been a consequence of the growth of China, which is estimated to have accounted for at least half of Japan’s trade and GDP growth, but in addition, improvements at the corporate level have been very encouraging and profits of companies listed on the Tokyo Stock Exchange are estimated to have risen approximately 16% in the first quarter of 2004.

Another important development has been the improvement in the banking section, where in the most recently reported figures, loan losses fell from Yen 5.1 trillion to Yen 3.6 trillion and there is considerable optimism that loan losses may reduce by a further 50%. The Fund purchased shares in Shinshei Bank, which was recently listed, and we believe its sound management should prove it to be a good long term investment.

Japan aside, the rest of the region achieved good growth on the back of the tremendous growth in China, as evidenced by inter-regional trade now representing 40% of total trade which in turn means the region is becoming increasingly less dependent on America and Europe, in fact, the region’s huge foreign currency balances are now financing America’s deficit. We are optimistic about prospects for the energy sector in China and we hold positions in China National Offshore Oil Corporation, China’s largest offshore oil company, and Sinopec, its largest refiner.

In the rest of the region the Fund holds positions primarily in banks, financial concerns, property and resource companies which have benefited from the growth of both China and Japan and their own domestic economies, and we are confident that the healthy growth achieved by the region in the first half can be sustained in the 2nd half, and particularly good performances are expected of the property sector in Hong Kong, the banking sector in Singapore, and the Insurance and Resources sector in Australia, in addition to those holdings and sectors already mentioned in China and Japan.

G A M   P A C I F I C   B A S I N   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Pacific Basin Fund

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 90.8%
	AUSTRALIA – 12.7%
151,754	AWB	487,407
17,200	National Australia Bank	356,810
219,100	Promina Group	609,273
24,501	Rio Tinto	612,340
23,000	St. George Bank	352,091

		2,417,921

	CHINA – 4.4%
738,000	China Petroleum & Chemical	269,663
1,370,500	CNOOC	579,846

		849,509

	HONG KONG – 16.4%
48,000	Cheung Kong Holdings	353,858
27,100	Hang Seng Bank	347,447
63,000	Henderson Land Development	271,393
245,321	Hong Kong & China Gas	401,018
244,000	Hong Kong Land Holdings	380,640
23,906	HSBC Holdings	360,134
184,098	Kerry Properties	280,876
43,000	Sun Hung Kai Properties	352,832
61,000	Swire Pacific A	394,949

		3,143,147

	JAPAN – 45.2%
3,400	Aiful	354,034
8,000	Canon	420,533
12,200	Credit Saison	365,827
8,800	Daito Trust Construction	337,889
5,900	Fanuc	351,136
7,000	Fuji Photo Film	218,860
3,900	Honda Motor	187,539
9,000	Ito-Yokado	384,239
5,200	JAFCO	395,996
25,000	JGC	239,978
11,000	KAO	264,479
86,000	Mitsubishi	833,387
38,000	Mitsubishi Estate	470,375
17,500	Nissan Motor	194,062
22,000	Nomura Holdings	324,816
3,600	ORIX	411,391
23,000	RICOH	487,818
24,000	Sekisui Chemical	202,075
70,000	Shinsei Bank	445,399
4,700	Sony	176,596
49,000	Sumitomo	354,784
8,600	Takeda Chemical	376,596
44,000	TonenGeneral Sekiyu KK	376,103
11,400	Toyota Motor	460,648

		8,634,560

	PHILIPPINES – 0.1%
*†1,834,000	Cebu Holdings	11,769

		11,769

		SINGAPORE – 12.0%
	*78,200	Capital Commercial Reit Units	49,065
	391,000	Capitaland	311,201
	32,351	DBS Group	270,641
	68,500	Jardine Strategic Holdings	352,775
	321,000	Singapore Exchange	313,298
	136,000	Singapore Press Holdings	328,682
	53,825	United Overseas Bank	419,018
	23,000	Venture	240,516

			2,285,196

Total Equities (Cost $16,222,260)			17,342,102

MUTUAL FUND – 1.1%
		TAIWAN – 1.1%
	*19,000	Taiwan Fund	214,700

Total Mutual Fund (Cost $400,701)			214,700

TIME DEPOSITS – 3.4%
		GRAND CAYMAN – 3.4%
	649,464	Bank One
		0.8%, 2004-07-01	649,464

Total Time Deposits (Cost $649,464)			649,464

Total Investments (Cost $17,272,425) – 95.3%			18,206,266
Other Assets Less Liabilities – 4.7%			901,575

Total Net Assets – 100.0%			19,107,841

*	Non-income producing security
†	Illiquid security
See notes to financial statements.

G A M   P A C I F I C   B A S I N   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GEOGRAPHIC ANALYSIS AS
AT 30TH JUNE, 2004

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2004

G A M   P A C I F I C   B A S I N   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Japan Capital Fund

FUND MANAGEMENT

Lesley Kaye is the Investment Director responsible for GAM’s Japan funds and, alongside John Mytton, heads the Pacific investment team. She joined GAM in May 2001, prior to which she was a Japanese equity broker for 13 years at ING Barings (formerly Baring Securities). Ms. Kaye started her career with Nikko Securities, and also spent two years on the Japan desk of Hoare Govett. She holds a degree in Languages from Bristol University.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		Japan Capital
		Class A (after	Tokyo	Average
	GAM	maximum	Stock	1 Month
	Japan Capital	sales load	Exchange	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2004	US$ 6.42	US$ 6.79	¥1,189.60

	%	%	%	%

Quarter to June, 2004	(10.71)	(15.62)	(3.74)	0.25

Jan – June, 2004	0.47	(5.06)	12.63	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	34.03	26.66	46.39	1.03

3 years to June, 2004	(3.53)	(5.33)	2.54	1.63

5 years to June, 2004	(3.13)	(4.22)	(0.50)	3.34

Since inception	0.60	0.04	(3.40)	4.43

Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   J A P A N   C A P I T A L   F U N D   /   F U N D   M A N A G E M E N T

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.

		GAM
		Japan Capital
		Class A (after	Tokyo
	GAM	maximum	Stock
	Japan Capital	sales load	Exchange
	Class A	of 5.50%)	Index
Year	%	%	%

2000	(32.30)	(36.02)	(32.79)

2001	(23.25)	(27.47)	(29.35)

2002	(18.21)	(22.71)	(8.89)

2003	36.83	29.31	38.63

2004*	0.47	(5.06)	12.63

* Six months

G A M   J A P A N   C A P I T A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Japan Capital Fund

THE FACTS – CLASS B SHARES

		GAM
		Japan Capital		Average
	GAM	Class B	Tokyo	1 Month
	Japan Capital	(with deferred	Stock	Deposit
	Class B	sales charge)	Exchange	Rate

30 June, 2004	US$ 6.38	¥1,189.60

	%	%	%	%

Quarter to June, 2004	(10.64)	(15.11)	(3.74)	0.25

Jan – June, 2004	0.31	(4.69)	12.63	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	33.19	28.19	46.39	1.03

3 years to June, 2004	(5.04)	(6.00)	2.54	1.63

5 years to June, 2004	(4.38)	(4.68)	(0.50)	3.34

Since inception	(0.67)	(0.67)	4.25	3.69

THE FACTS – CLASS C SHARES
		GAM
		Japan Capital		Average
	GAM	Class C	Tokyo	1 Month
	Japan Capital	(with deferred	Stock	Deposit
	Class C	sales charge)	Exchange	Rate

30 June, 2004	US$ 6.00	¥1,189.60

	%	%	%	%

Quarter to June, 2004	(12.41)	(13.28)	(3.74)	0.25

Jan – June, 2004	(2.44)	(3.41)	12.63	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	28.48	27.48	46.39	1.03

3 years to June, 2004	(7.33)	(7.33)	2.54	1.63

5 years to June, 2004	(5.80)	(5.80)	(0.50)	3.34

Since inception	(1.95)	(1.95)	4.18	3.69

THE COMMENT

The Japanese market began the year rather subdued but, as occurred in 2003, went on to outperform other world markets in March, led by the strong performance of smaller-cap stocks. The latter half of the period under review has been characterised by extreme volatility. The market sold off sharply in April, falling by over 10% between mid-April and mid-May. Since the lows in mid-May, the market has bounced back strongly. For the six months to 30 June 2004, the Topix (1st section) index is up nearly 13%.

The economic data in Japan has largely been good. We continue to believe that Japan’s economy may develop self-sustaining momentum and that the consumer may provide some impetus when the export-led recovery starts to wane.

We have been committed to the domestic recovery theme in Japan for some years now and are overweight within sectors such as real estate, housing and construction. This has come through in the stock market where domestic reflation plays have outperformed. Stocks which performed well were Mitsui Fudosan, a real estate company and Sekisui Chemical, a housebuilder.

Another long-term theme in the portfolio is energy. The International Energy Agency (IEA) has stated that spending on energy infrastructure over the next 30 years is likely to be double that of the past 30 years. We have made a number of investments in plant engineers such as JGC and Chiyoda Corp.

The environment in Japan has moved from one of expectation of collapse in early 2003 to what has proved to be the strongest economic environment since 1990. This has brought with it rising bond yields and concern about tightening monetary policy. This situation makes the outlook for Japan uncertain in the short term. We believe that the economic momentum in Japan could become self-sustaining. However, we expect that there may be further volatility.

There are also signs that the focus may shift back to large-cap companies in the second half of the year as it is no longer clear that small caps represent the best value in Japan.

G A M   J A P A N   C A P I T A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Japan Capital Fund

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 73.2%
	AUTOMOBILES & COMPONENTS – 2.0%
2,000	Yamaha Motor	31,065

		31,065

	CAPITAL GOODS – 16.5%
800	Daito Trust Construction	30,717
*3,000	Ishikawajima-Harima Heavy Industries	4,937
11,000	Mitsubishi Heavy Industries	29,767
6,000	Mitsui & Company	44,814
6,000	Sumitomo	43,443
16,000	Taisei	60,264
1,000	Tostem Inax	21,530
1,000	Uniden	21,621

		257,093

	CONSUMER DURABLES &
	APPAREL – 16.3%
3,000	Daiwa House Industry	34,721
3,000	Kuraray	24,492
3,000	Olympus	56,498
4,000	Sekisui Chemical	33,679
2,000	Sekisui House	22,142
2,200	Sony	82,662

		254,194

	DIVERSIFIED FINANCIALS – 7.5%
300	JAFCO	22,846
4,000	Nomura Holdings	59,058
5	Sumitomo Mitsui Financial Group	34,191

		116,095

	ENERGY – 2.7%
5,000	TonenGeneral Sekiyu KK	42,739

		42,739

	INSURANCE – 1.2%
2,000	Mitsui Sumitomo Insurance	18,741

		18,741

	MATERIALS – 18.9%
1,900	Hitachi Chemical	31,144
3,000	Kaneka	28,331
8,000	Mitsui Mining & Smelting	37,226
57,000	Nippon Steel	119,331
22,000	Showa Denko KK	54,907
1,000	Sumitomo Chemical	4,653
3,000	Sumitomo Metal Mining	19,527

		295,119

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 3.4%
1,200	Takeda Chemical	52,548

		52,548

	REAL ESTATE – 2.3%
3,000	Mitsui Fudosan	35,873

		35,873

		SEMICONDUCTORS &
		SEMICONDUCTOR EQUIPMENT – 0.6%
	500	Tokyo Ohka Kogyo	9,782

			9,782

		TECHNOLOGY HARDWARE &
		EQUIPMENT – 1.8%
	4,000	NEC	28,084

			28,084

Total Equities (Cost $964,697)			1,141,333

TIME DEPOSITS – 26.4%
		NASSAU – 26.4%
	411,016	Wells Fargo
		0.8%, 2004-07-01	411,016

Total Time Deposits (Cost $411,016)			411,016

Total Investments (Cost $1,375,713) – 99.6%			1,552,349
Other Assets Less Liabilities – 0.4%			6,447

Total Net Assets – 100.0%			1,558,796

*	Non-income producing security
See notes to financial statements.

G A M   J A P A N   C A P I T A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Europe Fund

FUND MANAGEMENT

John Bennett, Investment Director, is responsible for European markets. Mr. Bennett heads a team of four European equity specialists, running long only as well as long/short strategies. He has over 16 years of experience in managing European equity funds. Prior to joining GAM in 1993, he was a Senior Fund Manager at Ivory & Sime, responsible for Continental European equity portfolios. He qualified in 1986 as a Member of the Chartered Institute of Bankers in Scotland.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		Europe
		Class A (after		Average
	GAM	maximum	MSCI	1 Month
	Europe	sales load	Europe	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2004	US$ 10.99	US$ 11.63	1,183.77

	%	%	%	%

Quarter to June, 2004	3.19	(2.48)	2.44	0.25

Jan – June, 2004	3.48	(2.21)	3.40	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	27.79	20.76	29.39	1.03

5 years to June, 2004	3.76	2.59	0.68	3.34

10 years to June, 2004	8.13	7.52	9.75	4.43

Since inception	5.15	4.74	8.74	4.67

Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   E U R O P E   F U N D   /   F U N D   M A N A G E M E N T

GAM Europe Fund

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.

		GAM
		Europe
		Class A (after
	GAM	maximum	MSCI
	Europe	sales load	Europe
	Class A	of 5.50%)	Index
Year	%	%	%

2000	4.61	(1.14)	(8.14)

2001	(21.29)	(25.62)	(19.64)

2002	(15.36)	(20.02)	(18.09)

2003	31.11	23.90	39.14

2004*	3.48	(2.21)	3.40

* Six months

G A M   E U R O P E   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Europe Fund

THE FACTS – CLASS B SHARES

		GAM
		Europe		Average
	GAM	Class B	MSCI	1 Month
	Europe	(with deferred	Europe	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 10.51		1,183.77

	%	%	%	%

Quarter to June, 2004	3.04	(1.96)	2.44	0.25

Jan – June, 2004	3.04	(1.96)	3.40	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	26.78	21.78	29.39	1.03

3 years to June, 2004	1.13	0.14	4.48	1.63

5 years to June, 2004	2.77	2.44	0.68	3.34

Since inception	(1.10)	(1.10)	0.21	3.69

THE FACTS – CLASS C SHARES
		GAM Europe		Average
	GAM	Class C	MSCI	1 Month
	Europe	(with deferred	Europe	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 9.47		1,183.77

	%	%	%	%

Quarter to June, 2004	2.27	1.27	2.44	0.25

Jan – June, 2004	1.61	0.61	3.40	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	23.31	22.31	29.39	1.03

3 years to June, 2004	(1.11)	(1.11)	4.48	1.63

5 years to June, 2004	1.15	1.15	0.68	3.34

Since inception	(2.43)	(2.43)	0.54	3.70

THE COMMENT

The Fund’s Class A NAV rose by 3.5% in the first 6 months of 2004. This compares with a rise of 3.4% in the MSCI Europe Index.

Entering the year the prevailing view was that the first half of 2004 would be good for equity markets followed by a difficult second half. Yet, as far back as the third quarter of 2003, our valuation work was indicating that out of favour sectors, often seen to be lacking “beta”, were in fact attractive. Thus, the Fund built meaningful positions in oil, tobacco and utilities.

While we have reduced our exposure to tobacco, we remain committed to a large weighting (some 20% of assets) in the oil sector. This commitment was based first and foremost upon valuation in a sector offering attractive dividend yields and strong cash generation. While we have no special insight into the trajectory of the price of a barrel of oil, European oil stocks appear to be discounting a price of $25 for the commodity. This seems too conservative. Holdings in BG Group, ENI and BP have been rewarding in recent months and we are confident in the prospects for Royal Dutch Shell, the Fund’s single largest holding.

Our overweight in oil is largely funded by a significant underweight in banking, an industry which has enjoyed near-Utopian operating conditions in recent years, courtesy of the yield curve. While traditional lending functions may have been disintermediated, this has been more than compensated by mortgage business as well as fixed income and derivatives trading. The boom in the latter looks set to subside and we continue to disfavour the sector. Thus, in recent months we have sold or maintained sharply underweight positions in names such as Barclays, Royal Bank of Scotland, BNP and Societe Generale.

Elsewhere our strategy is selective. Exemplifying this, long standing holdings in Porsche and UCB have rewarded our patience during recent months and we have taken profit in both positions.

European equity markets remain driven by events on Wall Street, where we remain troubled by valuations. While this may temper our enthusiasm, supply side reform in corporate Europe is for real and remains obscured to many international investors. We believe this, together with selectively attractive valuations, offers real opportunity for the Fund.

G A M   E U R O P E   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 94.1%
	BELGIUM – 3.9%
11,070	AGFA Gevaert	274,924
*8,100	Belgacom	246,842
500	Fortis B	11,084
2,175	Groupe Bruxelles Lambert	139,213
8,535	UCB	397,945
*1,780	Umicore-Strip VVPR	282

		1,070,290

	DENMARK – 1.1%
2,910	Carlsberg B	154,016
7,075	Den Danske Bank	167,809

		321,825

	FINLAND – 0.5%
9,270	Nokia Oyj	133,910

		133,910

	FRANCE – 15.6%
*7,050	Alcatel	108,882
4,100	Aventis	309,865
3,290	BNP Paribas	202,565
5,970	Bouygues	200,111
1,935	Carrefour	93,990
*3,745	Compagnie Generale de Geophysique	228,983
10,250	Credit Agricole	249,690
890	Groupe Danone	77,724
5,640	Imerys	329,050
5,320	Lagardere Groupe	332,736
1,040	Societe Generale	88,480
8,930	Suez	186,101
5,200	Total	992,475
9,900	Veolia Environnement	279,630
3,230	Vinci	325,747
*10,665	Vivendi Universal	296,171

		4,302,200

	GERMANY – 12.5%
1,080	Allianz (Registered)	117,074
4,650	Bayer	134,230
*10,410	Bayerische Hypo-Vereinsbank	185,753
3,905	Bayerische Motoren Werke	172,891
4,320	BERU	332,017
3,560	Bilfinger Berger	123,015
*6,330	Commerzbank	111,794
2,630	Deutsche Bank	207,096
*4,000	Deutsche Postbank	143,724
*15,945	Deutsche Telekom (Registered)	280,634
3,930	E.ON	283,375
*860	Freenet	73,847
9,685	Hochtief	230,029
*5,145	Hypo Real Estate Holding	150,712
*5,000	Infineon Technologies	67,416
4,560	K & S	155,070
2,755	Metro	130,868
4,645	MobilCom	94,482
2,390	RWE	112,657
3,035	Siemens	218,656
*2,160	Wincor Nixdorf	119,310

		3,444,650

	GREECE – 0.3%
6,165	Hellenic Telecom	79,895

		79,895

	ITALY – 6.5%
3,860	Assicurazioni Generali	104,232
15,990	Enel	128,346
33,060	ENI	657,159
*16,765	Fiat	140,488
14,100	RAS	256,061
123,463	Telecom Italia RNC	272,936
25,815	TIM	146,523
18,250	Unicredito Italiano	90,248

		1,795,993

	NETHERLANDS – 12.2%
3,555	ABN AMRO Holdings	77,853
11,820	Fortis Group	261,157
3,510	IHC Caland	163,440
5,800	ING Groep	137,049
*23,020	Koninklijke Ahold	180,847
9,520	Koninklijke Wessanen	137,057
17,950	KPN	136,863
31,690	Royal Dutch Petroleum	1,628,081
12,850	Telegraaf Holdings	287,201
5,370	Unilever	366,931

		3,376,479

	NORWAY – 1.5%
2,050	Norsk Hydro ASA	133,136
22,300	Statoil	282,901

		416,037

	SPAIN – 3.9%
14,445	Banco Bilbao Vizcaya Argentaria	193,182
12,140	Banco Santander	126,129
4,620	Endesa	89,134
14,885	Repsol YPF	326,339
22,885	Telefonica	338,668

		1,073,452

	SWEDEN – 0.2%
13,315	Skandia Forsakrings	55,192

		55,192

	SWITZERLAND – 9.0%
*21,445	ABB	117,326
5,542	Clariant	81,002
465	Geberit International	310,111
*910	Leica Geosystems (Registered)	188,970
2,205	Nestle (Registered)	588,211
9,905	Novartis (Registered)	437,084
3,035	Roche Holding Genussscheine	300,579
2,815	Swiss Reinsurance (Registered)	182,900
#2,820	UBS (Registered)	198,766
*500	Zurich Financial Services	78,971

		2,483,920

	UNITED KINGDOM – 26.9%
15,600	Abbey National	145,129
12,930	Aviva	133,356
14,375	Barclays	122,399
16,500	BG Group	101,612
14,300	BHP Billiton	124,028
134,000	BP	1,182,867
173,095	BT Group	622,798
*30,000	Cable & Wireless	70,556
27,270	Daily Mail & General Trust A	360,095
14,520	Diageo	195,681
24,650	Gallaher Group	297,796
28,065	GlaxoSmithKline	567,716
41,500	HSBC Holdings	616,828

G A M   E U R O P E   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Europe Fund

			MARKET	GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2004
			VALUE
	HOLDINGS	DESCRIPTION	US$

		UNITED KINGDOM – (continued)
	*11,000	IP2IPO Group	92,515
	39,000	J Sainsbury	201,294
	57,000	Legal & General	98,152
	8,530	Lloyds TSB Group	66,755
	*9,350	Marconi	115,838
	24,775	Marks & Spencer Group	162,901
	40,500	National Grid Transco	312,361
	9,515	Prudential	81,837
	55,000	Royal & Sun Alliance Insurance	82,247
	32,400	Scottish & Newcastle	255,027
	55,000	Scottish Power	397,526
	58,250	Somerfield	163,919
	22,500	Tate & Lyle	134,586
	19,605	Tomkins	97,546
	294,600	Vodafone Group	644,795

			7,448,160

Total Equities (Cost $22,504,738)			26,002,003

PREFERRED SHARES – 1.0%
		GERMANY – 1.0%
	390	Porsche Pfd	262,449

Total Preferred Shares (Cost $234,559)			262,449

TIME DEPOSITS – 3.7%
		NASSAU – 3.7%
	1,023,808	Citibank (Nassau)
		0.8%, 2004-07-01	1,023,808

Total Time Deposits (Cost $1,023,808)			1,023,808

Total Investments (Cost $23,763,105) – 98.8%			27,288,260
Other Assets Less Liabilities – 1.2%			340,305

Total Net Assets – 100.0%			27,628,565

*	Non-income producing security
#	An affiliated company
See notes to financial statements.

				INVESTMENT ANALYSIS AS AT 30TH JUNE, 2004

G A M   E U R O P E   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM American Focus Fund

FUND MANAGEMENT

James A. Abate, Investment Director based in New York, runs equity funds concentrated on the large-capitalisation segment of the U.S. market. Prior to joining GAM, Mr. Abate served as Managing Director and Portfolio Manager with responsibility for Credit Suisse Asset Management’s U.S. Select Equity portfolios as well as the firm’s New York based global sector funds. Aside from his institutional responsibilities, Mr. Abate was the Portfolio Manager of the Credit Suisse Transatlantic Fund, a U.K. distributed fund that attained Standard & Poor’s Research AAA and Micropal five star ratings, the Credit Suisse Equity Fund USA, an offshore-based fund, and the Warburg Pincus Focus Fund, distributed in the U.S. Mr. Abate joined Credit Suisse Asset Management and was responsible for the launch of the Select Equity product in 1995. Prior to Credit Suisse, he was a co-founder and Managing Director of Vert Independent Capital Research, a Wall Street equity research boutique. Previously, he was a Manager in Price Waterhouse’s Valuation/Corporate Finance Group. Mr. Abate’s writings have appeared in The Wall Street Journal, Mergers & Acquisitions, Investment Week, Investment Adviser and other various publications, and he is a contributing author to Applied Equity Valuation and Focus on Value. He has also been a frequent speaker to professional societies on valuation and security analysis topics and is a member of the editorial advisory board of the Journal of Portfolio Management. Mr. Abate holds a B.S. in Accounting from Fairleigh Dickinson University and an M.B.A in Finance from St. John’s University. He is a Chartered Financial Analyst and a Certified Public Accountant, and served as a commissioned officer in the U.S. Army. Mr. Abate took over primary responsibility for fund management from Fayez Sarofim & Co. during the first quarter of 2001.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large and mid-capitalization North American companies. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		American Focus
		Class A (after		Average
	GAM	maximum	S&P	1 Month
	American Focus	sales load	Comp	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2004	US$ 14.87	US$ 15.74	1,140.84

	%	%	%	%

Quarter to June, 2004	0.95	(4.60)	1.73	0.25

Jan – June, 2004	2.98	(2.69)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	18.18	11.68	19.08	1.03

5 years to June, 2004	(1.05)	(2.17)	(2.21)	3.34

10 years to June, 2004	11.64	11.02	11.82	4.43

Since inception	9.62	9.19	10.80	4.67

Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   A M E R I C A N   F O C U S   F U N D   /   F U N D   M A N A G E M E N T

GAM American Focus Fund

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor’s Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

		GAM
		American Focus
		Class A (after	Standard
	GAM	maximum	& Poor’s
	American Focus	sales load	Composite
	Class A	of 5.50%)	Index
Year	%	%	%

2000	(1.46)	(6.88)	(9.10)

2001	(5.94)	(11.11)	(11.89)

2002	(22.10)	(26.38)	(22.12)

2003	24.19	17.36	28.64

2004*	2.98	(2.69)	3.46

* Six months

G A M   A M E R I C A N   F O C U S   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

THE FACTS – CLASS B SHARES

		GAM
		American Focus		Average
	GAM	Class B	S&P	1 Month
	American Focus	(with deferred	Comp	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 14.27		1,140.84

	%	%	%	%

Quarter to June, 2004	0.78	(4.22)	1.73	0.25

Jan – June, 2004	2.66	(2.34)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	17.35	12.35	19.08	1.03

3 years to June, 2004	(1.56)	(2.55)	(0.72)	1.63

5 years to June, 2004	(1.91)	(2.26)	(2.21)	3.34

Since inception	0.81	0.81	2.16	3.69

THE FACTS – CLASS C SHARES
		GAM
		American Focus		Average
	GAM	Class C	S&P	1 Month
	American Focus	(with deferred	Comp	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 13.87		1,140.84

	%	%	%	%

Quarter to June, 2004	0.65	(0.35)	1.73	0.25

Jan – June, 2004	2.36	1.36	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	16.85	15.85	19.08	1.03

3 years to June, 2004	(1.82)	(1.82)	(0.72)	1.63

5 years to June, 2004	(2.10)	(2.10)	(2.21)	3.34

Since inception	(0.76)	(0.76)	1.25	3.65

THE COMMENT

The performance of the S&P 500 was up slightly in the first half of 2004. After a rise in January and February, downward volatility occurred in March through early May and resulted from perceptions about the pace of Federal Reserve rate increases. Markets rallied in June however, recovering their losses as fears of a 50 basis point rate increase subsided and reverted to expectations of gradual, 25 basis point moves by the Federal Reserve.

Performance in the Fund was slightly behind the S&P 500 for the period noted. Relative weakness in June in primarily our semiconductor, biotechnology, pharmaceutical and media positions as markets rallied impacted the intermediate term results. We did have success in the period from stock selection in our positions in Sprint, Biogen, Adobe, Raytheon and others. Our underweight position in oil and gas stocks mainly detracted from relative performance.

In terms of sector emphasis, we continue to overweight pharmaceuticals, where we hold stocks including Merck and Pfizer. The potential for a turnaround in relative performance will be based upon their compelling valuation, stronger than expected new drug discovery and we believe that a rise in short-term interest rates will provide an additional catalyst for rotation into the sector.

We continued to re-engage with technology stocks, mainly largest-cap leaders such as Microsoft, Linear Technologies, Oracle and others. We also added to our semiconductor holdings as the growth cycle is viewed pessimistically according to the current market prices and we think there is a good combination of growth and value in the sector.

We remain underweight consumer discretionary, namely retailers and autos, as we remain cautious based upon valuation. We also remain underweight financial services stocks.

Our overall belief is that 2004 will be a year that does not present the same level of “macro-catalysts” in terms of commodities, yield curve and broad risk premium changes as we have seen over the past two years. A stronger and more dominant focus on bottom-up idea generation is our strategy and one that hopefully fits with our skills and resources best.

We remain consistent in applying our framework of economic profit based measures of fundamental performance tied to a disciplined valuation stance. Our bottoms-up work continues to identify situations across the market for opportunity. We are increasingly seeing these opportunities in restructuring companies and companies that have demonstrated a long track record of excellence and high return on capital businesses that because of this current cyclical orientation have largely been ignored.

We see opportunity in the large capitalisation segment of the market. We believe that our focus on leadership, best in class companies that dominate their industry groups and our keen valuation sensitivities to cyclicals will allow us to perform well in the quarters ahead on a nominal and risk-adjusted basis.

G A M   A M E R I C A N   F O C U S   F U N D   /   R E P O R T   T O   S H A R E H O L D E R

GAM American Focus Fund

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 99.5%
	CAPITAL GOODS – 5.7%
26,100	Lockheed Martin	1,359,288
49,800	Raytheon	1,781,346

		3,140,634

	DIVERSIFIED FINANCIALS – 7.5%
39,000	Citigroup	1,813,500
6,400	Goldman Sachs Group	602,624
11,600	Morgan Stanley	612,132
32,400	Paychex	1,097,712

		4,125,968

	FOOD, BEVERAGE & TOBACCO – 5.1%
55,300	Coca-Cola	2,791,544

		2,791,544

	HEALTH CARE EQUIPMENT &
	SERVICES – 2.9%
33,000	Medtronic	1,607,760

		1,607,760

	HOTELS, RESTAURANTS &
	LEISURE – 1.1%
24,200	McDonald's	629,200

		629,200

	HOUSEHOLD & PERSONAL
	PRODUCTS – 1.1%
10,200	Colgate-Palmolive	596,190

		596,190

	INSURANCE – 3.2%
25,000	American International Group	1,782,000

		1,782,000

	MEDIA – 5.3%
24,300	Clear Channel Communications	897,885
29,900	Viacom B	1,068,028
37,300	Walt Disney	950,777

		2,916,690

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 21.7%
*31,600	Amgen	1,724,412
47,900	Johnson & Johnson	2,668,030
*1	Medco Health Solutions	38
69,900	Merck	3,320,250
80,700	Pfizer	2,766,396
41,400	Wyeth	1,497,024

		11,976,150

	RETAILING – 1.3%
20,100	Home Depot	707,520

		707,520

	SEMICONDUCTORS &
	SEMICONDUCTOR EQUIPMENT– 18.3
*26,900	Altera	597,718
*69,300	Applied Materials	1,359,666
57,000	Intel	1,573,200
*30,100	KLA-Tencor	1,486,338
46,900	Linear Technology	1,851,143
*124,200	Micron Technology	1,901,502
*42,700	Novellus Systems	1,342,488

		10,112,055

		SOFTWARE & SERVICES – 13.9%
	29,200	Adobe Systems	1,357,800
	*83,600	BEA Systems	687,192
	*274,900	I2 Technologies	244,661
	114,400	Microsoft	3,267,264
	*97,900	Oracle	1,167,947
	*34,000	Veritas Software	941,800

			7,666,664

		TECHNOLOGY HARDWARE &
		EQUIPMENT – 3.5%
	*41,900	Cisco Systems	993,030
	*26,200	Dell	938,484

			1,931,514

		TELECOMMUNICATION
		SERVICES – 7.5%
	43,200	BellSouth	1,132,704
	55,700	SBC Communications	1,350,725
	45,700	Verizon Communications	1,653,883

			4,137,312

		TRANSPORTATION – 1.4%
	13,400	Union Pacific	796,630

			796,630

Total Equities (Cost $52,554,307)			54,917,831

TIME DEPOSITS – 0.5%
		GRAND CAYMAN – 0.5%
	301,180	Bank One
		0.8%, 2004-07-01	301,180

Total Time Deposits (Cost $301,180)			301,180

Total Investments (Cost $52,855,487) – 100.0%			55,219,011
Liabilities in Excess of Other Assets – 0.0%			(1,941)

Total Net Assets – 100.0%			55,217,070

*	Non-income producing security
See notes to financial statements.

G A M   A M E R I C A N   F O C U S   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAMerica Capital Fund

FUND MANAGEMENT

Gordon Grender is the Investment Adviser to GAMerica, GAM North America Growth, GAMerica Capital and GAM Star America. He has been associated with GAM since 1983 and is a Director of GAM International Management Limited. Mr Grender has been actively involved in fund management in North American stock markets since 1974. Between 1964 and 1990, he was also associated with London stockholders Kitcat & Aitken.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAMerica
		Capital
		Class A (after		Average
	GAMerica	maximum	S&P	1 Month
	Capital	sales load	Comp	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2004	US$ 23.52	US$ 24.89	1,140.84

	%	%	%	%

Quarter to June, 2004	(2.69)	(8.04)	1.73	0.25

Jan – June, 2004	(3.45)	(8.76)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	10.89	4.79	19.08	1.03

3 years to June, 2004	1.36	(0.53)	(0.72)	1.63

5 years to June, 2004	4.09	2.92	(2.21)	3.34

Since inception	13.15	12.45	10.65	4.33

Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M E R I C A   C A P I T A L   F U N D   /   F U N D   M A N A G E M E N T

GAMerica Capital Fund

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor’s Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

		GAMerica
		Capital
		Class A (after	Standard
	GAMerica	maximum	& Poor’s
	Capital	sales load	Composite
	Class A	of 5.50%)	Index
Year	%	%	%

2000	6.54	0.68	(9.10)

2001	(2.42)	(7.79)	(11.89)

2002	(18.64)	(23.12)	(22.12)

2003	36.47	28.96	28.64

2004*	(3.45)	(8.76)	3.46

* Six months

G A M E R I C A   C A P I T A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

THE FACTS – CLASS B SHARES

		GAMerica
		Capital		Average
	GAMerica	Class B (with	S&P	1 Month
	Capital	deferred	Comp	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 22.91		1,140.84

	%	%	%	%

Quarter to June, 2004	(2.88)	(7.74)	1.73	0.25

Jan – June, 2004	(3.78)	(8.59)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	10.14	5.14	19.08	1.03

3 years to June, 2004	0.65	(0.34)	(0.72)	1.63

5 years to June, 2004	3.37	3.01	(2.21)	3.34

Since inception	6.30	6.30	2.16	3.69

THE FACTS – CLASS C SHARES
		GAMerica
		Capital		Average
	GAMerica	Class C	S&P	1 Month
	Capital	(with deferred	Comp	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 22.73		1,140.84

	%	%	%	%

Quarter to June, 2004	(2.90)	(3.88)	1.73	0.25

Jan – June, 2004	(3.81)	(4.77)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	10.07	9.07	19.08	1.03

3 years to June, 2004	0.63	0.63	(0.72)	1.63

5 years to June, 2004	3.33	3.33	(2.21)	3.34

Since inception	6.16	6.16	2.16	3.69

THE COMMENT

The movement of the major US indices was mixed in the six months to June 30 with the Dow Jones Industrial Average rising by 0.8% whilst the Standard & Poor’s Composite and NASDAQ rose by 3.5% and 2.2%, respectively. Volatility was, however, exceptionally low from a historic standpoint. After a firm start in January and February with the US consumer being the driving force for growth, markets could not keep that momentum for long and sold off in April against emerging concerns about higher interest rates, rising energy prices and the threat of terrorism. US markets then rebounded in May and stayed within a trading range for most of June. The oil price had fallen significantly from its high in May but surged again towards the end of June. The economy has continued to add jobs, although we have concerns that investors are becoming too optimistic about recent figures showing strong payroll growth. While consumers seem to have become a little more cautious, corporate profit margins are as high as they have ever been, and – except for the internet boom in the late 1990s – so are P/Es. Whilst the US economy is showing reasonable growth, stockmarket valuations, by most measures, seem very high and a reversal of the situation in the early 90s when corporate profit margins and P/E were low whilst interest rates were very high. The performance of the Fund has been very disappointing during this period owing to a few stocks, such as Neopharm and Freds, which suffered large falls. I am hopeful that some of these now represent reasonable value and will show some recovery. I remain cautious about the outlook for US stockmarkets generally; however, there will always be individual stocks that will do well and we will continue to try to find them.

G A M E R I C A   C A P I T A L   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAMERICA Capital Fund

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

BONDS – 0.0%
	TELECOMMUNICATION
	SERVICES – 0.0%
*†**663,000	Globalstar LP/Capital 11.38%, 2004-02-15	3,315

Total Bonds (Cost $531,141)		3,315

EQUITIES – 93.8%
	AUTOMOBILES & COMPONENTS – 4.3%
*148,800	Keystone Automotive Industries	4,150,032
*5,312	LKQ	98,431

		4,248,463

	CAPITAL GOODS – 10.5%
*40,000	Gerber Scientific	282,400
*665,060	Power-One	7,302,359
*18,443	SureBeam A	387
*26,400	Titan	342,672
*63,000	Trex	2,378,250

		10,306,068

	CONSUMER DURABLES &
	APPAREL – 1.6%
*288,560	Foamex International	1,405,287
*9,765	Palm Harbor Homes	173,133

		1,578,420

	DIVERSIFIED FINANCIALS – 2.8%
32,000	Bear Stearns Companies	2,697,920

		2,697,920

	ENERGY – 6.2%
*600,000	Abraxas Petroleum	996,000
140,000	Burlington Resources	5,065,200

		6,061,200

	FOOD, BEVERAGE & TOBACCO – 2.6%
105,000	Delta & Pine Land	2,304,750
5,629	Monsanto	216,717

		2,521,467

	HEALTH CARE EQUIPMENT &
	SERVICES – 1.8%
7,208	Alcon	566,909
*43,988	CTI Molecular Imaging	623,750
*797,759	Inflazyme Pharmaceuticals	187,435
*7,800	Sierra Health Services	348,660

		1,726,754

	HOTELS, RESTAURANTS &
	LEISURE – 0.4%
*20,000	Life Time Fitness	420,000

		420,000

	INSURANCE – 16.4%
35,898	American International Group	2,558,809
80,000	Chubb	5,454,400
*†85,000	ESG Re	19,550
41,500	Infinity Property & Casualty	1,369,500
122,500	Scottish Re Group	2,848,125
50,000	XL Capital A	3,773,000

		16,023,384

	MEDIA – 0.6%
*30,538	Citadel Broadcasting	444,939
*40,000	Edgar Online	43,200
*2,425	Liberty Media A	25,034
*3,080	Pegasus Communications A	75,337

		588,510

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 11.0%
*8,200	Medco Health Solutions	307,500
68,000	Merck	3,230,000
*454,825	Neopharm	4,698,342
46,200	Pfizer	1,583,736
27,200	Wyeth	983,552

		10,803,130

	REAL ESTATE – 4.3%
*75,000	CB Richard Ellis Group A	1,432,500
*43,000	Education Management	1,412,980
57,000	Maguire Properties	1,411,890

		4,257,370

	RETAILING – 26.6%
36,000	Best Buy	1,826,640
*107,632	Conn's	1,696,280
163,000	Dollar General	3,188,280
265,077	Fred's A	5,855,551
*29,400	Kohls	1,243,032
18,480	Limited Brands	345,576
*7,500	Party City	93,675
385,000	United Auto Group	11,800,250

		26,049,284

	SEMICONDUCTORS &
	SEMICONDUCTOR EQUIPMENT – 0.7%
*20,000	Advanced Power Technology	249,000
*25,000	AMIS Holdings	423,000

		672,000

	SOFTWARE & SERVICES – 1.1%
*†383,000	Clarent	0
*50,000	Retalix	1,012,500
*100,000	Serviceware Technologies	59,000

		1,071,500

	TECHNOLOGY HARDWARE &
	EQUIPMENT – 0.9%
*4,450	Acceris Communications	6,453
*35,000	Optibase	199,850
*71,772	Symmetricom	638,771

		845,074

	TELECOMMUNICATION
	SERVICES – 0.0%
*†87,000	Worldcom	870
*†3,480	Worldcom - MCI Group	35

		905

	TRANSPORTATION – 1.2%
*100,000	USA Truck	1,209,000

		1,209,000

	UTILITIES – 0.8%
62,537	Williams Companies	744,190

		744,190

Total Equities (Cost $70,931,334)		91,824,639

G A M E R I C A   C A P I T A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

		MARKET	GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2004
		VALUE
HOLDINGS	DESCRIPTION	US$

TIME DEPOSITS – 6.5%
	GRAND CAYMAN – 6.5%
6,398,370	Bank One
	0.8%, 2004-07-01	6,398,370

Total Time Deposits (Cost $6,398,370)		6,398,370

Total Investments (Cost $77,860,845) – 100.3%		98,226,324
Liabilities in Excess of Other Assets – (0.3%)		(316,593)

Total Net Assets – 100.0%		97,909,731

* Non-income producing security
† Illiquid security
** Defaulted bond

See notes to financial statements.

			INVESTMENT ANALYSIS AS AT 30TH JUNE, 2004

G A M E R I C A   C A P I T A L   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Gabelli Long/Short Fund

FUND MANAGEMENT

Mario J. Gabelli, CFA, is Chairman of Gabelli Asset Management, Inc., a mutual fund investment adviser and holding company for Gabelli Asset Management Company (GAMCO Investors, Inc.), a money management subsidiary; Gabelli Funds, LLC, a mutual fund investment advisor; Gabelli Fixed Income, LLC; and Gabelli & Company, Inc., a broker/dealer, investment research subsidiary. Mr Gabelli began his career in 1967 as an analyst with the investment banking firm of Loeb, Rhoades & Co. before joining research firm William D Witter in 1975. In 1977, he formed Gabelli & Company, Inc. Mr Gabelli is a member of the New York Society of Security Analysts, a graduate of Fordham University and received an MBA from Columbia University Graduate School of Business. He holds an Honorary Doctorate Degree from Roger Williams University.

The Fund’s investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large, mid, and small-capitalization North American companies. Under normal conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS

THE FACTS – CLASS A SHARES

		GAM
		Gabelli
		Long/Short
	GAM	Class A (after		Average
	Gabelli	maximum	S&P	1 Month
	Long/Short	sales load	Comp	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2004	US$ 8.38	US$ 8.87	1,140.84

	%	%	%	%

Quarter to June, 2004	1.09	(4.47)	1.73	0.25

Jan – June, 2004	1.33	(4.24)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	12.48	6.30	19.08	1.03

2 years to June, 2004	(2.19)	(4.92)	9.26	1.25

Since inception	(8.12)	(10.58)	5.19	1.27

Performance is calculated on a total return basis. Class A, B and C inception was on 29th May, 2002. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

G A M   G A B E L L I   L O N G / S H O R T   F U N D   /   F U N D   M A N A G E M E N T

AVERAGE ANNUAL TOTAL RETURN – CLASS A

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.	ANNUAL PERFORMANCE – CLASS A

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor’s Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

GAM
Gabelli
Long/Short
	GAM	Class A (after	Standard
	Gabelli	maximum	& Poor’s
	Long/Short	sales load	Comp
	Class A	of 5.50%)	Index
Year	%	%	%

2003	12.82	6.62	28.64

2004*	1.33	(4.24)	3.46

* Six months

G A M   G A B E L L I   L O N G / S H O R T   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Gabelli Long/Short Fund

THE FACTS – CLASS B SHARES

		GAM
		Gabelli
	GAM	Long/Short		Average
	Gabelli	Class B (with	S&P	1 Month
	Long/Short	deferred	Comp	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2004	US$ 8.34		1,140.84

	%	%	%	%

Quarter to June, 2004	0.85	(4.15)	1.73	0.25

Jan – June, 2004	0.97	(4.03)	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	11.80	6.80	19.08	1.03

2 years to June, 2004	(2.37)	(4.40)	9.26	1.25

Since inception	(8.33)	(9.66)	5.19	1.27

THE FACTS – CLASS C SHARES
		GAM
		Gabelli
	GAM	Long/Short		Average
	Gabelli	Class C	S&P	1 Month
	Long/Short	(with deferred	Comp	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2004	US$ 8.34		1,140.84

	%	%	%	%

Quarter to June, 2004	0.97	(0.03)	1.73	0.25

Jan – June, 2004	1.09	0.09	3.46	0.50

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2004	11.95	10.95	19.08	1.03

2 years to June, 2004	(2.37)	(2.37)	9.26	1.25

Since inception	(8.33)	(8.33)	5.19	1.27

THE COMMENT

Stocks got off to a strong start in early 2004 as the economy, earnings, and takeover activity all exceeded consensus expectations. An increase in the frequency and sector diversity of global mergers and acquisitions, domestic and cross border, friendly and hostile, reflected increased CEO and Board confidence and willingness to take risk in an improving U.S. and world economic and financial market backdrop.

The broad-based recovery in the U.S. stock market that started in the spring of 2003 celebrated its first birthday with the quarter ended March 2004. A firm finish for stocks closed the first quarter on the plus side, even though price volatility spiked up sharply during mid March as uncertainty over the U.S. election, the Madrid terrorist attack, and record U.S. gasoline prices resulted in a brief period of profit taking.

The surprisingly large increase in March job payrolls, the biggest in four years, signaled the U.S. economy had likely entered a more self-sustaining phase of the recovery. During April, stocks gave back some of their robust gains of the prior twelve months as concerns over rising inflation and the timing of the Fed’s expected increase in short-term interest rates to a level more consistent with U.S. economic fundamentals overcame strong first quarter corporate earnings reports.

Stocks continued to consolidate through the end of June, closing the second quarter and first half with modest gains, as the process of discounting higher interest rates, inflation and oil prices took center stage. China’s credit restraint initiatives to cool its red-hot investment boom, rising tensions in Iraq and the threat of global terrorism added to investor uncertainty.

For the six months ended June 30, 2004, the GAM Gabelli Long/Short Fund had a net total return of 1.33%. During the first half, the Fund had an average gross exposure of 119% and an average net long exposure of 67%, with the long exposure averaging 93% and the short exposure averaging 16%. Gross long positions in the portfolio decreased by 7% while gross short positions increased 1% from year-end 2003.

On a gross basis, the portfolio’s top performing sectors were: Communications +2.81%, Technology +0.64%, and Index Hedge +0.51%. Stocks which benefited the Fund included Curtis Wright Corp, Motorola Inc and Vivendi Universal. The bottom performing sectors were: Industrials –1.03%, Consumer non-cyclical –1.01%, and Financials –0.13%. Specific stocks which had a negative impact for the Fund included Cablevision Systems and Fox Entertainment Group. The Index Hedge category consists of various market and sector index derivatives which were used for hedging purposes to manage overall portfolio risk.

G A M   G A B E L L I   L O N G / S H O R T   F U N D   /   R E P O R T   T O   S H A R E H O L D E R S

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2004 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

BONDS – 0.1%
	MEDIA – 0.1%
30,000	Adelphia 10.25%, 2011-06-15	30,750

Total Bonds (Cost $32,901)		30,750

EQUITIES – 94.1%
	AUTOMOBILES & COMPONENTS – 2.4%
*5,000	CSK Auto	85,700
#45,000	Dana	882,000
10,000	Standard Motor Products	147,300

		1,115,000

	BANKS – 3.9%
1	Bank of America	85
1,000	Bank One	51,000
23,600	Bay View Capital	48,616
17,200	Charter One Financial	760,068
7,100	Community First Bankshares	228,549
2,200	Gold Banc	34,100
500	GreenPoint Financial	19,850
5,000	Mellon Financial	146,650
#7,500	PNC Financial Services	398,100
5,000	Waypoint Financial	137,950

		1,824,968

	CAPITAL GOODS – 12.9%
*^8,500	Advanced Lighting Technologies	2,380
*8,000	AGCO	162,960
*8,500	Agere Systems B	18,275
*19,000	Allegheny Energy	292,790
#5,000	BorgWarner	218,850
*20,000	Cavalier Homes	107,000
*22,000	Champion Enterprises	201,960
10,000	CNH Global	206,400
1,500	Coachmen Industries	23,985
#31,000	Curtiss-Wright B	1,666,870
4,500	Deere & Company	315,630
*7,000	Fairchild	29,960
*5,000	Flowserve	124,700
30,000	GenCorp	401,700
#16,000	Genuine Parts	634,880
#16,000	Honeywell International	586,080
*5,000	Navistar International	193,800
3,000	Nobility Homes	61,530
#5,000	Northrop Grumman	268,500
3,000	Precision Castparts	164,070
10,000	Thomas Industries	332,000
*3,700	Titan	48,026

		6,062,346

	COMMERCIAL SERVICES &
	SUPPLIES – 1.9%
3,200	Chemed	155,200
*7,000	Kroll	258,160
#23,000	Sensient Technologies	494,040

		907,400

	CONSUMER DURABLES &
	APPAREL – 2.4%
8,000	Fedders	34,800
*10,000	Fleetwood Enterprises	145,500
*67,400	Gemstar-TV Guide International	323,520
*6,000	Maxwell Shoe Company	139,440
*5,000	Palm Harbor Homes	88,650
5,000	Skyline	203,250
*8,500	Vans	174,675

		1,109,835

	DIVERSIFIED FINANCIALS – 2.8%
17,000	American Express	873,460
1,000	Fleetwood Capital Trust	45,250
15,000	Riggs National	316,800
1,000	Seacoast Financial Services	34,600
1,000	T. Rowe Price Group	50,400

		1,320,510

	ENERGY – 0.9%
*7,000	Evergreen Resources	282,800
3,000	ExxonMobil	133,230
*1,300	Plains Resources	22,035

		438,065

	FOOD & STAPLES RETAILING – 2.6%
4,000	Albertson’s	106,160
*12,679	Del Monte Foods	128,819
9,200	Dreyer's Grand Ice Cream	727,628
4,500	Flowers Foods	117,675
*3,000	Hain Celestial Group	54,300
1,928	J.M. Smucker	88,514

		1,223,096

	FOOD, BEVERAGE & TOBACCO – 8.1%
6,000	Allied Domecq ADR	208,140
#75,000	Archer-Daniels-Midland	1,258,500
4,000	Campbell Soup	107,520
10,000	Coca-Cola	504,800
1,600	Companhia de Bebidas	61,872
2,800	Corn Products International	130,340
5,000	Diageo ADR	273,750
5,000	Fomento Economico Mexicano	229,200
†4,700	Genesee	9,400
8,000	HJ Heinz	313,600
25,000	Swedish Match	255,746
7,000	Wm. Wrigley Jr.	441,350

		3,794,218

	HEALTH CARE EQUIPMENT &
	SERVICES – 4.5%
*3,500	Apogent Technologies	112,000
*1,000	ArthroCare	29,080
*15,000	BioLase Technology	201,900
*7,000	Edwards Lifesciences	243,950
*3,000	Henry Schein	189,420
*5,100	ILEX Oncology	127,449
5,500	Inamed	345,675
1,500	Oxford Health Plans	82,560
*1,500	Priority Healthcare	34,425
*6,000	Tularik	148,800
*6,700	US Oncology	98,624
*2,600	WellPoint Health Networks	291,226
*2,500	Zimmer Holdings	220,226

		2,125,335

G A M   G A B E L L I   L O N G / S H O R T   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Gabelli Long/Short Fund

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

	HOTELS, RESTAURANTS &
	LEISURE – 3.6%
5,000	Hilton Hotels	93,300
3,000	Mandalay Resort Group	205,920
*100,000	Metro Goldwyn Mayer	1,210,000
*3,000	MGM MIRAGE	140,820
*4,000	Six Flags	29,040

		1,679,080

	HOUSEHOLD & PERSONAL
	PRODUCTS – 0.9%
*3,715	Del Laboratories	115,239
#6,000	Procter & Gamble	326,640

		441,879

	INSURANCE – 3.0%
600	Alleghany	172,200
#7,500	American International Group	534,600
#15,000	Liberty	704,250

		1,411,050

	MATERIALS – 0.4%
*4,000	Sealed Air	213,080

		213,080

	MEDIA – 22.5%
#*55,000	Cablevision Systems	1,080,750
*2,500	Cox Communications A	69,475
*5,000	Crown Media	42,600
*20,464	DIRECTV	349,934
*12,500	Fisher Communications	629,125
*60,000	Fox Entertainment Group A	1,602,000
#40,000	Gray Television	555,600
*2,500	Hollywood Entertainment	33,400
*13,000	InterActiveCorp	391,820
#*137,000	Liberty Media A	1,709,500
*5,000	PanAmSat	116,100
*10,000	PRIMEDIA	27,800
3,000	Pulitzer	146,700
20,000	Sinclair Broadcast Group	205,400
#*67,500	Time Warner	1,186,650
#18,000	Tribune	819,720
#*40,000	Vivendi Universal ADR	1,116,000
6,000	Walt Disney	152,940
#*24,000	Young Broadcasting A	315,600

		10,551,114

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 1.8%
#2,000	Eli Lilly	139,820
#20,000	Pfizer	685,600

		825,420

	REAL ESTATE – 0.4%
4,200	Keystone Property Trust	100,926
*20,000	Southern Energy Homes	82,000

		182,926

	RETAILING – 0.5%
*3,800	Cole National	88,730
*8,000	Maxtor	53,040
2,000	Neiman-Marcus Group B	103,780

		245,550

	SEMICONDUCTORS &
	SEMICONDUCTOR EQUIPMENT – 1.5%
*1,520	Credence Systems	20,976
*2,000	Monolithic System Technology	15,060
#27,000	Texas Instruments	652,860
*1,000	Xicor	15,130

		704,026

	SOFTWARE & SERVICES – 0.8%
*7,000	CACI International A	283,080
*1,600	Group 1 Software	36,720
*5,000	Marimba	40,650
*^58,757	StorageNetworks	1,763

		362,213

	TECHNOLOGY HARDWARE &
	EQUIPMENT – 2.9%
*5,300	Cable Design	56,180
10,000	General Electric	324,000
*3,500	Invision Technologies	174,650
#22,000	Motorola	401,500
15,000	Thomas & Betts	408,450

		1,364,780

	TELECOMMUNICATION
	SERVICES – 11.1%
*9,000	Advanced Fibre Communications	181,800
10,000	AT&T	146,300
*12,000	AT&T Comcast	336,360
*71,500	AT&T Wireless Services	1,023,880
*20,000	Cincinnati Bell	88,800
*23,300	Citizens Communications	281,930
*1,575	Price Communications	23,247
#*60,000	Qwest Communications International	215,400
27,000	SBC Communications	654,750
#55,000	Sprint	968,000
#7,000	Telephone & Data Systems	498,400
*14,500	US Cellular	558,975
#6,000	Verizon Communications	217,140

		5,194,982

	UTILITIES – 2.3%
15,000	DPL	291,300
30,000	El Paso	236,400
#*20,000	El Paso Electric	308,800
6,500	Unisource Energy	161,525
3,500	Watts Water Technologies A	94,325

		1,092,350

Total Equities (Cost $38,629,744)		44,189,223

PREFERRED SHARES – 1.5%
	MEDIA – 1.5%
21,000	News Corporation Pfd (ADR)	690,480

Total Preferred Shares (Cost $653,326)		690,480

CONVERTIBLE PREFERREDS – 0.0%
	DIVERSIFIED FINANCIALS – 0.0%
†500	Timet Capital Trust Pfd Cnv 6.625%	20,250

Total Convertible Preferreds (Cost $22,625)		20,250

G A M   G A B E L L I   L O N G / S H O R T   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

U.S. TREASURY BILLS – 20.5%
	U.S. TREASURY BILLS – 20.5%
1,958,000	U.S. Treasury 0% 2004-07-01	1,958,000
512,000	U.S. Treasury 0% 2004-07-08	511,900
788,000	U.S. Treasury 0% 2004-07-15	787,641
#5,699,000	U.S. Treasury 0% 2004-07-22	5,695,307
681,000	U.S. Treasury 0% 2004-08-05	680,217

Total U.S. Treasury Bills (Cost $9,633,047)		9,633,065

TIME DEPOSITS – 1.7%
	NASSAU – 1.7%
799,989	Wells Fargo
	0.8%, 2004-07-01	799,989

Total Time Deposits (Cost $799,989)		799,989

Total Investments (Cost $49,771,632) – 117.9%		55,363,757

SECURITIES SOLD SHORT – (18.4%)
	AUTOMOBILES & COMPONENTS – (2.3%)
(15,000)	Ford Motor	(234,750)
(18,000)	Polaris Industries	(864,000)

		(1,098,750)

	BANKS – (0.2%)
(526)	North Fork Bancorporation	(20,014)
(4,109)	Sovereign Bancorp	(90,809)

		(110,823)

	CAPITAL GOODS – (0.2%)
*(8,500)	Agere Systems A	(19,550)
(1,000)	Curtiss-Wright	(56,190)

		(75,740)

	CONSUMER DURABLES &
	APPAREL – (1.9%)
(4,000)	Ethan Allen Interiors	(143,640)
(16,000)	La-Z-Boy	(287,680)
(3,000)	Tiffany & Company	(110,550)
*(12,000)	Zale	(327,120)

		(868,990)

	DIVERSIFIED FINANCIALS – (8.1%)
(500)	Fannie Mae	(35,680)
(8,000)	iShares S&P SmallCap 600 Index	(1,177,600)
(1,320)	JP Morgan Chase	(51,176)
(8,000)	Midcap SPDR Trust S&P 400	(888,800)
(8,000)	S & P 500 Depositary Receipts (SPDR)	(916,240)
(20,000)	Semiconductor Holders Trust	(755,400)

		(3,824,896)

	ENERGY – (0.3%)
(4,068)	Pioneer Natural Resources	(142,705)

		(142,705)

	FOOD & STAPLES RETAILING – (0.4%)
*(3,000)	Cheesecake Factory	(119,370)
(2,000)	J.M. Smucker	(91,820)

		(211,190)

	HEALTH CARE EQUIPMENT &
	SERVICES – (0.9%)
*(2,600)	Anthem	(232,856)
*(1,960)	Fisher Scientific International	(113,190)
(948)	UnitedHealth Group	(59,013)

		(405,059)

		HOTELS, RESTAURANTS &
		LEISURE – (1.3%)
	(9,000)	Carnival	(423,000)
	(8,000)	McDonald's	(208,000)

			(631,000)

		PHARMACEUTICALS &
		BIOTECHNOLOGY – (0.2%)
	*(1,920)	Genzyme	(90,874)

			(90,874)

		RETAILING – (2.2%)
	(5,000)	Gap	(121,250)
	(9,000)	Home Depot	(316,800)
	*(2,000)	Kohls	(84,560)
	(14,000)	May Department Stores	(384,860)
	(2,000)	Neiman-Marcus Group A	(111,300)

			(1,018,770)

		SEMICONDUCTORS &
		SEMICONDUCTOR EQUIPMENT – (0.1%)
	*(1,520)	Credence Systems	(20,976)
	(335)	Intersil	(7,256)

			(28,232)

		TECHNOLOGY HARDWARE &
		EQUIPMENT – (0.3%)
	*(13,950)	Tellabs	(121,923)

			(121,923)

		TELECOMMUNICATION SERVICES – 0.0%
	(400)	Verizon Communications	(14,476)

			(14,476)

Total Securities Sold Short (Proceeds – $8,253,727)			(8,643,428)

Other Assets Less Liabilities – 0.5%			240,187

Total Net Assets – 100.0%			46,960,516

*	Non-income producing security.
†	Illiquid security
^	Fair Valued Security
#	Part or all of the security segregated as collateral for securities sold short.

CALL OPTIONS WRITTEN (SEE NOTE 7)

	SHARES
	SUBJECT	FAIR
	TO CALL	VALUE

C/O Harley Davidson expiring Aug ‘04 @ $55.00
(premium received $7,006)	35,000	$24,500

See notes to financial statements.

G A M   G A B E L L I   L O N G / S H O R T   F U N D   /   S T A T E M E N T   O F   I N V E S T M E N T S

Statements of Assets and Liabilities

as at 30th June, 2004 (unaudited)

			GAM
	GAM	GAM	Pacific
	Global	International	Basin

Assets (in US$)
Investments in securities at value	$4,536,916	$110,747,108	$18,206,266
Cash	–	1,000	–
Cash – Foreign currencies	33,857	1,313,240	880,689
Receivables:
Securities sold	3,756	29,338,584	656
Capital shares sold	–	68,099	2,349
Dividends, interest and other	21,367	473,962	56,315
Due from advisor	–	–	14,994
Due from broker	–	–	–
Other assets	18,131	70,184	21,862

Total assets	4,614,027	142,012,177	19,183,131

Liabilities
Options written, at fair value (premiums received $0; $0; $0; $0;
$0; $0; $0; and $7,006)	–	–	–
Securities sold short, at fair value (proceeds $0; $0; $0; $0; $0; $0;
$0; and $8,253,727)	–	–	–
Payables:
Securities purchased	–	27,149,406	510
Capital shares redeemed	45,420	576,651	–
Dividends payable for securities sold short	–	–	–
Accrued management fee	13,321	285,927	43,384
Accrued distribution fee	1,752	112,978	4,640
Accrued expenses and other	83,501	356,947	26,756

Total liabilities	143,994	28,481,909	75,290

Net assets	$4,470,033	$113,530,268	$19,107,841

Source of net assets
Net capital paid in on shares of capital stock (Note 4)	$7,668,039	$237,452,912	$38,895,560
Accumulated net investment income/(loss)	(178,792)	(189,624)	(169,730)
Accumulated net realized losses	(3,359,751)	(131,850,839)	(20,539,612)
Net unrealized appreciation	340,537	8,117,819	921,623

Net assets	$4,470,033	$113,530,268	$19,107,841

Class A shares outstanding	198,857	5,640,712	1,829,166
Class A net assets	$2,981,256	$95,238,829	$17,237,990
Net asset value and redemption value per share (Note 4)	$14.99	$16.88	$9.42
Offering price per share (100/94.5 x net asset value per share
reduced on sales of $50,000 or more)	$15.86	$17.86	$9.97
Class B shares outstanding	54,150	610,838	114,093
Class B net assets	$787,687	$10,258,267	$1,091,175
Net asset value and offering price per share (Note 4)	$14.55	$16.79	$9.56
Class C shares outstanding	34,001	305,772	63,895
Class C net assets	$488,900	$5,177,868	$496,929
Net asset value and redemption value per share (Note 4)	$14.38	$16.93	$7.78
Class D shares outstanding	15,121	171,601	32,000
Class D net assets	$212,190	$2,855,304	$281,747
Net asset value and redemption value per share (Note 4)	$14.03	$16.64	$8.80
Offering price per share (100/96.5 x net asset value per share
reduced on sales of $100,000 or more)	$14.54	$17.24	$9.12

Identified cost of investments	$4,199,273	$102,665,441	$17,272,425
Identified cost of foreign currency	$33,664	$1,312,460	$892,430

† $17,678,840 segregated as collateral for securities sold short.
See notes to financial statements.

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

GAM		GAM		GAM
Japan	GAM	American	GAMerica	Gabelli
Capital	Europe	Focus	Capital	Long/Short

$1,552,349	$27,288,260	$55,219,011	$98,226,324	$55,363,757	†
–	–	1,355	–	–
–	214,487	–	–	–

79,701	256,537	393,860	865,038	1,503,604
–	367	22,788	39,668	758,339
5,078	112,077	52,166	96,985	78,623
–	–	–	–	–
–	–	–	–	791,389	†
14,390	14,803	22,250	16,373	–

1,651,518	27,886,531	55,711,430	99,244,388	58,495,712

–	–	–	–	24,500

–	–	–	–	8,643,428

–	129,511	235,876	720,000	1,811,297
28,248	–	37,504	139,408	665,342
–	–	–	–	39,243
4,333	65,341	142,830	256,561	145,260
2,275	10,621	18,742	58,109	37,169
57,866	52,493	59,408	160,579	168,957

92,722	257,966	494,360	1,334,657	11,535,196

$1,558,796	$27,628,565	$55,217,070	$97,909,731	$46,960,516

$9,186,374	$30,803,678	$55,897,686	$80,769,980	$59,768,603
(143,792)	181,783	(139,852)	(733,908)	(391,010)
(7,660,128)	(6,889,815)	(2,904,288)	(2,491,820)	(17,601,989)
176,342	3,532,919	2,363,524	20,365,479	5,184,912

$1,558,796	$27,628,565	$55,217,070	$97,909,731	$46,960,516

192,833	2,369,122	3,449,464	3,212,561	3,172,375
$1,238,409	$26,038,997	$51,309,161	$75,558,326	$26,584,405
$6.42	$10.99	$14.87	$23.52	$8.38

$6.79	$11.63	$15.74	$24.89	$8.87
37,955	131,622	189,593	569,870	751,016
$242,049	$1,383,993	$2,705,475	$13,058,004	$6,266,450
$6.38	$10.51	$14.27	$22.91	$8.34
13,067	21,701	86,687	408,833	1,692,576
$78,338	$205,575	$1,202,434	$9,293,401	$14,109,661
$6.00	$9.47	$13.87	$22.73	$8.34
–	–	–	–	–
–	–	–	–	–
$0.00	$0.00	$0.00	$0.00	$0.00

$0.00	$0.00	$0.00	$0.00	$0.00

$1,375,713	$23,763,105	$52,855,487	$77,860,845	$49,771,632
–	$214,099	–	–	–

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

Statements of Operations

for the six months ended 30th June, 2004 (unaudited)

			GAM
	GAM	GAM	Pacific
	Global	International	Basin

Investment income (in US$)
Dividends	$44,585	$1,720,034	$177,646
Interest	5,604	3,961	17,174

	50,189	1,723,995	194,820

Expenses
Investment advisory fee (Note 2)	43,616	597,185	77,539
Custodian fees and expenses	38,648	88,961	35,066
Transfer agent fees and expenses	38,686	276,188	12,384
Shareholder servicing Fees – Class A	2,066	37,759	1,364
Shareholder servicing Fees – Class B	531	1,884	137
Shareholder servicing Fees – Class C	323	1,673	27
Shareholder servicing Fees – Class D	63	937	16
Distribution fee – Class A (Note 2)	9,057	146,452	20,392
Distribution fee – Class B (Note 2)	7,316	54,256	4,992
Distribution fee – Class C (Note 2)	4,265	28,584	2,500
Distribution fee – Class D (Note 2)	804	11,455	825
Professional fees	26,268	37,723	25,033
Administrative expenses	21,258	73,221	19,554
Printing	8,415	77,360	3,596
Filing fees – Class A	7,185	7,652	8,346
Filing fees – Class B	1,208	726	664
Filing fees – Class C	3,835	3,644	3,530
Filing fees – Class D	3,977	3,434	3,270
Dividends on securities sold short	–	–	–
Other	10,170	11,594	10,093

Total operating expenses	227,691	1,460,688	229,328

Interest expense	1,290	10,802	–

Total expenses	228,981	1,471,490	229,328
Less: expenses waived and reimbursed (Notes 2)	–	–	30,965

Net expenses	228,981	1,471,490	198,363

Net Investment income/(loss)	(178,792)	252,505	(3,543)

Realized and unrealized gain/(loss) on
investments and foreign currency
Net realized gain/(loss) from:
Investments, securities sold short and futures	1,185,975	9,180,839	710,927
Foreign currency transactions	89,325	(554,447)	(19,610)

	1,275,300	8,626,392	691,317

Unrealized depreciation for the period:
Investments, securities sold short and futures	(1,230,250)	(6,991,417)	(182,738)
Foreign currency translation of assets and
liabilities other than investments	(92,777)	(47,101)	(50,696)

	(1,323,027)	(7,038,518)	(233,434)

Net gain/(loss)	(47,727)	1,587,874	457,883

Net increase/(decrease) in net assets from operations	$(226,519)	$1,840,379	$454,340

See notes to financial statements.

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   O P E R A T I O N S

GAM		GAM		GAM
Japan	GAM	American	GAMerica	Gabelli
Capital	Europe	Focus	Capital	Long/Short

$10,840	$492,915	$391,189	$486,625	$270,461
–	965	1,006	29,210	–

10,840	493,880	392,195	515,835	270,461

18,899	128,323	300,254	539,164	253,351
23,747	53,137	29,548	16,809	54,490
8,531	10,458	13,491	103,317	91,117
770	3,662	6,582	18,669	2,991
168	190	445	1,378	–
178	51	567	1,430	–
–	–	–	–	–
4,737	35,844	83,408	124,406	35,753
2,268	6,969	13,913	69,477	37,116
737	1,172	6,672	52,054	66,713
–	–	–	–	–
22,257	28,758	22,724	27,088	29,448
14,956	21,244	38,081	62,734	35,693
3,615	4,247	4,806	30,535	13,688
7,782	8,283	7,804	7,906	6,423
999	578	536	1,015	1,346
3,588	3,270	3,520	3,967	5,240
–	–	–	–	–
–	–	–	–	13,412
10,726	9,885	10,825	11,186	11,994

123,958	316,071	543,176	1,071,135	658,775

584	221	556	–	817

124,542	316,292	543,732	1,071,135	659,592
–	–	–	–	–

124,542	316,292	543,732	1,071,135	659,592

(113,702)	177,588	(151,537)	(555,300)	(389,131)

1,444,236	1,502,771	5,793,807	3,930,178	1,928,534
6,891	(94,276)	–	–	(3,590)

1,451,127	1,408,495	5,793,807	3,930,178	1,924,944

(1,116,422)	(726,421)	(3,797,143)	(7,145,815)	(1,096,376)

(1,784)	(6,563)	–	–	(17,673)

(1,118,206)	(732,984)	(3,797,143)	(7,145,815)	(1,114,049)

332,921	675,511	1,996,664	(3,215,637)	810,895

$219,219	$853,099	$1,845,127	$(3,770,937)	$421,764

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   O P E R A T I O N S

Statements of Changes in Net Assets

	GAM Global		GAM International		GAM Pacific Basin

	2004	2003	2004	2003	2004	2003

Period ended 30th June, 2004 (unaudited)
and year ended 31st, December 2003
Increase/(Decrease) in net assets from:
Operations
Net Investment income/(loss)	$(178,792)	$(332,511)	$252,505	$365,957	$(3,543)	$(42,561)
Net realized gain/(loss)	1,275,300	(58,439)	8,626,392	(6,966,655)	691,317	(123,592)
Unrealized appreciation/(depreciation)
for the period	(1,323,027)	3,684,384	(7,038,518)	39,465,043	(233,434)	3,105,214

Net increase/(decrease) in net assets
from operations	(226,519)	3,293,434	1,840,379	32,864,345	454,340	2,939,061

Dividends paid to shareholders from:
Net investment income
Class A	–	–	–	(958,577)	–	(266,161)
Class B	–	–	–	(37,083)	–	(9,889)
Class C	–	–	–	(9,783)	–	(5,265)
Class D	–	–	–	(47,203)	–	(2,728)
Capital share transactions (Note 4)	(9,110,817)	(3,787,966)	(13,725,328)	(40,460,663)	5,768,989	1,835,898

Total increase/(decrease) in net assets	(9,337,336)	(494,532)	(11,884,949)	(8,648,964)	6,223,329	4,490,916
Net assets
Beginning of period	13,807,369	14,301,901	125,415,217	134,064,181	12,884,512	8,393,596

End of period	$4,470,033	$13,807,369	$113,530,268	$125,415,217	$19,107,841	$12,884,512

Accumulated net investment
income/(loss) end of period	$(178,792)	$–	$(189,624)	$(442,129)	$(169,730)	$(166,187)

See notes to financial statements.

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

GAM Japan Capital		GAM Europe		GAM American Focus		GAMerica Capital		GAM Gabelli Long/Short

2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

$(113,702)	$(242,573)	$177,588	$(65,289)	$(151,537)	$208,328	$(555,300)	$(1,177,231)	$(389,131)	$(393,152)
1,451,127	(312,778)	1,408,495	(1,116,121)	5,793,807	2,815,058	3,930,178	(5,220,465)	1,924,944	1,295,049

(1,118,206)	2,484,251	(732,984)	6,996,388	(3,797,143)	9,222,269	(7,145,815)	37,560,977	(1,114,049)	4,300,449

219,219	1,928,900	853,099	5,814,978	1,845,127	12,245,655	(3,770,937)	31,163,281	421,764	5,202,346

–	–	–	–	–	(241,987)	–	–	–	–
–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
(5,635,993)	(1,137,511)	2,298,413	(1,004,023)	(6,849,081)	(7,110,073)	(10,568,669)	(13,343,527)	5,046,546	(4,598,222)

(5,416,774)	791,389	3,151,512	4,810,955	(5,003,954)	4,893,595	(14,339,606)	17,819,754	5,468,310	604,124

6,975,570	6,184,181	24,477,053	19,666,098	60,221,024	55,327,429	112,249,337	94,429,583	41,492,206	40,888,082

$1,558,796	$6,975,570	$27,628,565	$24,477,053	$55,217,070	$60,221,024	$97,909,731	$112,249,337	$46,960,516	$41,492,206

$(143,792)	$(30,090)	$181,783	$4,195	$(139,852)	$11,685	$(733,908)	$(178,608)	$(391,010)	$(1,879)

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

Statement of Cash Flows

for the six months ended 30th June, 2004 (unaudited)

GAM Gabelli
Long/Short Fund

Increase (decrease) in cash —
Cash flows from operating activities:
Net increase in net assets from operations	$421,764
Adjustments:
Purchase of portfolio investments	(102,660,161)
Sales of portfolio investments	97,022,197
Increase in collateral for short sales	1,227,555
Increase in interest receivable	(1,573)
Net realized gain on investment transactions	(1,928,534)
Net realized loss on foreign currency transactions	3,590
Unrealized appreciation/depreciation of
investments and currencies	1,114,049
Increase in dividends for securities sold short	718
Increase in accrued expenses	42,411

Net cash used in operating activities	(4,757,984)

Cash flows from financing activities:
Proceeds from shares sold	10,788,100
Payment on shares redeemed	(6,034,969)

Net cash provided by financing activities	4,753,131

Net decrease in cash	(4,853)

Cash:
Beginning of year	4,853

End of period	$–

See notes to financial statements.

G A M   F U N D S   I N C   /   S T A T E M E N T   O F   C A S H   F L O W S

Notes to Financial Statements

as at 30th June, 2004 (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the “Company”), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM American Focus Fund, GAMerica Capital Fund and GAM Gabelli Long/Short Fund (formerly GAM American Focus Long/Short Fund) (the “Funds”).

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM American Focus Fund invests primarily in securities of companies in the United States. GAMerica Capital Fund invests primarily in securities of companies in the United States. GAM Gabelli Long/Short Fund invests primarily in the stocks of selected large and mid-capitalization North American companies.

The Funds offer Class A, Class B, Class C and Class D shares. Class A and Class C shares currently are available for all Funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.5% and Class D shares are sold with a front-end sales charge of up to 3.5%. Effective 1st January, 2003 Class B shares sales were suspended for new purchases. Prior to this date, Class B shares were sold with a contingent deferred sales charge, which declined from 5.0% to zero depending on the period of time the shares were held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. In the 5th November, 2003 Board meeting, the Board of Directors decided to cease offering Class D shares to new subscriptions and to seek action from shareholders of the GAM Global and GAM Japan Capital Funds to exchange their shares to other GAM Funds given their relative small size. On 8th June, 2004, a formal proxy solicitation was sent out for a special meeting of shareholders to be held on 19th July, 2004 to approve plans of dissolution providing for the complete dissolutions, liquidations and terminations of GAM Global and GAM Japan Capital Funds and to approve plans of reorganizations providing for the exchange of Class D Shares for Class A Shares of GAM International and GAM Pacific Basin Funds. Effective 3rd December, 2001, each portfolio of the GAM Funds, Inc., with the exception of GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short Fund, imposes a 1.00% redemption fee to be retained by the Fund, on Class A and D shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase. Redemption fees are used to offset transaction costs and other expenses associated with short-term investing and are recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. The following is a summary of significant accounting policies followed in the preparation of the Company’s financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded on NASDAQ are valued using the NASDAQ Offi-cial Closing Price (“NOCP”). Securities traded in the over-the-counter market are valued at the last sale price, or, lacking any sales, at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors. If events that materially affect the value of the securities held by a Fund occur subsequent to the close of the securities market on which such securities are principally traded, then the affected securities will be valued at fair value as described above.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds’ equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds’ custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds’ agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund’s policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

SHORT SALES

GAM International, GAM Global, GAM Europe and GAM Gabelli Long/Short Funds may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

OPTION CONTRACTS

The Funds may purchase and write (sell) call and put options on securities, currencies and futures contracts for hedging and other purposes. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. When the fund writes an option, the premium received by the fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining the realized gain or loss. If a put option is exercised, the premium received reduces the cost

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

basis of the security or currency. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of net investment income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis. Dividend income and dividend expense are recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets or shareholder accounts of each Fund to the combined net assets or shareholder accounts of the Company. Other expenses are charged to each Fund on a specific identification basis. Realized and unrealized gains and losses and net investment income for each Fund, other than class specific expenses, are allocated daily to each class of shares within a Fund based upon the relative proportion of net assets of each class.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited (“GIML”), the Investment Adviser of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAMerica Capital Fund and GAM USA Inc. (“GAM USA”), the Investment Adviser for GAM American Focus Fund, each receives a fee under agreements with the Company equivalent to 1.00% per annum of each Fund’s average daily net assets. On 4th October, 2002, the Funds’ Board of Directors approved the appointment of GAMCO Investors, Inc. (“GAMCO”) and GIML as Co-Investment Advisors to GAM Gabel-li Long/Short Fund, pursuant to separate Investment Advisory Contracts between GAM Gabelli Long/Short Fund, and each Co-Investment Advisor, effective as of the opening of the New York Stock Exchange on 9th October, 2002. GAMCO is not affiliated with either GIML or GAM USA. For their services to GAM Gabelli Long/Short Fund, GAMCO and GIML (the “Co-Investment Advisors”) receive a fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%, annualized, of the Fund’s average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how GAM Gabelli Long/Short Fund has performed relative to the S&P 500 Composite Stock Price Index (the “S&P”), the Fund’s benchmark. The base fee is increased (or decreased) by a performance adjustment of 0.125% for each whole percentage point that the Fund’s investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period, which is a rolling twelve-month period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the Fund, during any twelve-month period, the two Co-Investment Advisors together may receive as much as a combined 2.00% or as little as a combined 1.00% in advisory fees. Prior to 9th October, 2002, GAM USA received the base fee described above for managing GAM Gabelli Long/Short Fund. During the twelve month period beginning 9th October, 2002, the effective date of the Investment Advisory Contracts for the Fund, the advisory fee was charged at the base fee of 1.50%, with no performance adjustment. For the six months ended 30th June, 2004, the total performance adjustment was a $82,994 decrease to the base fee. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. For the 2004 fiscal year, GAM USA will reimburse the GAM Pacific Basin Fund when necessary so that total Fund expenses, including management fee, custody and administrative fees, as well as other expenses (excluding 12b-1 fees), will not exceed 2.20% of average net assets on an annualized basis through 31st December, 2004. GAM USA, however, may recapture

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

such reimbursements through 31st December, 2005 if the actual expense ratio falls below 2.20% exclusive of the 12b-1 fee. Therefore, if the assets increase to a certain level, GAM USA will recapture such reimbursements through 31st Decem-ber, 2005. At no time will GAM USA recapture reimbursements if immediately after such recapture the annualized expense ratio of the Fund is greater than 2.20% annualized exclusive of the 12b-1 fee. This reimbursement amounted to $30,965 for the six months ended 30th June 2004.

GAM Services, Inc. acts as principal underwriter of the Funds. For the six months ended 30th June, 2004 GAM Services, Inc. retained front-end sales load charges of $7,781 and contingent deferred sales charges of $2,412 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund’s average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund’s average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund’s average net assets attributable to Class B and Class C shares.

GIML, GAM USA and GAM Services, Inc. are indirect wholly owned subsidiaries of UBS AG, a banking corporation organized under the laws of Switzerland. UBS AG is an internationally diversified organization with operations in many aspects of the financial services industry. Among UBS AG’s direct and indirect affiliates and related persons are various broker-dealers that include direct and indirect subsidiaries in the United States and various foreign broker-dealers. GAMCO is also affiliated with a broker-dealer, Gabelli & Company. As such, when buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Investment Advisers in accordance with procedures adopted by the Board of Directors. For the six months ended 30th June, 2004, the Funds paid a total of $4,410 brokerage commissions to affiliated broker-dealers.

NOTE 3. DIRECTORS AND AUDIT COMMITTEE FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM USA, GAMCO, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund an annual amount as follows:

			GAM	GAM		GAM		GAM
	GAM	GAM	Pacific	Japan	GAM	American	GAMerica	Gabelli
	Global	International	Basin	Capital	Europe	Focus	Capital	Long/Short

Annual Retainer	$3,375	$3,375	$3,375	$3,375	$3,375	$3,375	$3,375	$3,375
Meetings Fee	650	650	650	650	650	650	650	650

NOTE 4. CAPITAL STOCK

At 30th June, 2004, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the eight active funds shares were allocated as follows: 85,000,000, 60,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 140,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 40,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 40,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM American Focus; 30,000,000, 20,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM Gabelli Long/Short Fund.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Changes in each Fund’s capital stock are summarized as follows:

	Class A		Class B		Class C		Class D
	Shares	US$	Shares	US$	Shares	US$	Shares	US$

GAM Global
Six months ending 30th June, 2004
Shares sold	1,578	25,314	924	14,533	2,504	39,035	–	–
Redemption fees	–	36	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–	–	–
Shares redeemed	(426,079)	(6,665,859)	(96,302)	(1,469,991)	(52,022)	(780,480)	(18,300)	(273,405)

Net decrease	(424,501)	(6,640,509)	(95,378)	(1,455,458)	(49,518)	(741,445)	(18,300)	(273,405)

Year ending 31st December, 2003
Shares sold	34,582	465,330	1,398	19,300	11,489	151,187	229	2,932
Redemption fees	–	346	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–	–	–
Shares redeemed	(265,432)	(3,420,938)	(32,375)	(406,219)	(40,499)	(501,740)	(7,602)	(98,164)

Net decrease	(230,850)	(2,955,262)	(30,977)	(386,919)	(29,010)	(350,553)	(7,373)	(95,232)

GAM International
Six months ending 30th June, 2004
Shares sold	921,316	15,716,519	8,237	141,752	9,950	171,219	–	–
Redemption fees	–	6,251	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–	–	–
Shares redeemed	(1,373,627)	(23,393,888)	(72,810)	(1,235,721)	(60,142)	(1,030,436)	(241,071)	(4,101,024)

Net decrease	(452,311)	(7,671,118)	(64,573)	(1,093,969)	(50,192)	(859,217)	(241,071)	(4,101,024)

Year ending 31st December, 2003
Shares sold	1,472,273	19,098,494	387	6,047	13,360	161,433	2,977	46,376
Redemption fees	–	14,921	–	–	–	–	–	171
Shares reinvested	46,731	749,101	1,732	27,713	404	6,526	2,401	37,986
Shares redeemed	(3,980,230)	(53,721,714)	(205,022)	(2,761,889)	(158,521)	(2,137,400)	(145,315)	(1,988,428)

Net decrease	(2,461,226)	(33,859,198)	(202,903)	(2,728,129)	(144,757)	(1,969,441)	(139,937)	(1,903,895)

GAM Pacific Basin
Six months ending 30th June, 2004
Shares sold	916,395	8,738,864	29,334	289,780	1,894	15,261	–	–
Redemption fees	–	919	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–	–	–
Shares redeemed	(326,544)	(3,096,820)	(5,193)	(49,176)	(1,923)	(15,356)	(12,653)	(114,483)

Net increase/(decrease)	589,851	5,642,963	24,141	240,604	(29)	(95)	(12,653)	(114,483)

Year ending 31st December, 2003
Shares sold	572,130	4,477,070	9,054	79,857	31,183	206,906	8,041	58,031
Redemption fees	–	8,660	–	–	–	–	–	193
Shares reinvested	23,709	210,299	697	6,306	554	4,078	278	2,311
Shares redeemed	(390,791)	(2,946,098)	(20,617)	(153,410)	(3,471)	(23,414)	(12,415)	(94,891)

Net increase/(decrease)	205,048	1,749,931	(10,866)	(67,247)	28,266	187,570	(4,096)	(34,356)

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

	Class A		Class B		Class C
	Shares	US$	Shares	US$	Shares	US$

GAM Japan Capital
Six months ending 30th June, 2004
Shares sold	11,304	73,973	–	–	1,613	10,001
Redemption fees	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(763,921)	(5,070,974)	(68,001)	(454,998)	(31,029)	(193,995)

Net decrease	(752,617)	(4,997,001)	(68,001)	(454,998)	(29,416)	(183,994)

Year ending 31st December, 2003
Shares sold	652,279	3,129,270	8,742	50,924	131,814	608,404
Redemption fees	–	17,802	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(856,413)	(4,136,513)	(18,350)	(94,432)	(145,531)	(712,966)

Net decrease	(204,134)	(989,441)	(9,608)	(43,508)	(13,717)	(104,562)

GAM Europe
Six months ending 30th June, 2004
Shares sold	380,184	4,120,602	4,342	44,084	–	–
Redemption fees	–	2,023	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(154,916)	(1,667,574)	(14,538)	(148,887)	(5,529)	(51,835)

Net increase/(decrease)	225,268	2,455,051	(10,196)	(104,803)	(5,529)	(51,835)

Year ending 31st December, 2003
Shares sold	603,157	4,966,791	–	–	3,587	28,756
Redemption fees	–	3,161	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(671,025)	(5,529,581)	(48,776)	(397,345)	(9,969)	(75,805)

Net decrease	(67,868)	(559,629)	(48,776)	(397,345)	(6,382)	(47,049)

GAM American Focus
Six months ending 30th June, 2004
Shares sold	379,526	5,663,620	4,398	62,602	729	10,137
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(795,784)	(11,913,077)	(20,971)	(301,845)	(26,666)	(370,518)

Net decrease	(416,258)	(6,249,457)	(16,573)	(239,243)	(25,937)	(360,381)

Year ending 31st December, 2003
Shares sold	763,871	9,306,940	27,661	343,854	4,302	50,505
Shares reinvested	15,777	216,306	–	–	–	–
Shares redeemed	(1,242,809)	(15,380,911)	(59,218)	(695,264)	(81,034)	(951,503)

Net decrease	(463,161)	(5,857,665)	(31,557)	(351,410)	(76,732)	(900,998)

GAMerica Capital
Six months ending 30th June, 2004
Shares sold	203,213	4,986,760	2,783	67,931	8,548	203,056
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(550,458)	(13,301,011)	(42,319)	(1,002,717)	(66,243)	(1,522,688)

Net decrease	(347,245)	(8,314,251)	(39,536)	(934,786)	(57,695)	(1,319,632)

Year ending 31st December, 2003
Shares Sold	562,161	11,847,331	18,228	394,062	54,713	1,134,941
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(1,119,731)	(22,914,351)	(98,794)	(1,995,474)	(91,855)	(1,810,036)

Net decrease	(557,570)	(11,067,020)	(80,566)	(1,601,412)	(37,142)	(675,095)

GAM Gabelli Long/Short
Six months ending 30th June, 2004
Shares sold	967,793	8,150,355	1,641	13,795	375,528	3,150,289
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(351,842)	(2,936,029)	(202,908)	(1,696,411)	(195,898)	(1,635,453)

Net increase/(decrease)	615,951	5,214,326	(201,267)	(1,682,616)	179,630	1,514,836

Year ending 31st December, 2003
Shares sold	2,152,690	15,457,366	11,483	81,555	275,305	2,009,038
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(1,298,180)	(9,616,303)	(513,855)	(3,739,952)	(1,194,017)	(8,789,926)

Net increase/(decrease)	854,510	5,841,063	(502,372)	(3,658,397)	(918,712)	(6,780,888)

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2004 excluding short-term securities, were as follows:

			GAM	GAM		GAM		GAM
	GAM	GAM	Pacific	Japan	GAM	American	GAMerica	Gabelli
	Global	International	Basin	Capital	Europe	Focus	Capital	Long/Short

In US$
Purchases	869,212	60,002,385	11,729,589	755,629	13,784,033	31,237,257	5,571,547	23,267,179
Sales	10,034,145	84,401,919	6,636,986	6,721,144	12,194,781	38,801,595	6,676,858	42,584,194

NOTE 6. INCOME TAXES

Realized gains and losses are reported on an identified cost basis. At 30th June, 2004 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

			GAM	GAM		GAM		GAM
	GAM	GAM	Pacific	Japan	GAM	American	GAMerica	Gabelli
	Global	International	Basin	Capital	Europe	Focus	Capital	Long/Short

In US$
Appreciation	575,559	12,930,788	1,356,065	195,003	3,740,904	3,677,445	33,931,400	6,688,214
Depreciation	(237,916)	(4,849,121)	(422,224)	(18,367)	(215,749)	(1,313,921)	(13,565,921)	(1,096,089)

Net	337,643	8,081,667	933,841	176,636	3,525,155	2,363,524	20,365,479	5,592,125

Cost for Federal
Income Tax Purposes	4,199,273	102,665,441	17,272,425	1,375,713	23,763,105	52,855,487	77,860,845	49,771,632

At 30th June, 2004, the Funds had net unrealized appreciation and depreciation on securities sold short and foreign currency translation of assets and liabilities other than investments as follows:

			GAM	GAM		GAM		GAM
	GAM	GAM	Pacific	Japan	GAM	American	GAMerica	Gabelli
	Global	International	Basin	Capital	Europe	Focus	Capital	Long/Short

In US$	2,894	36,152	(12,218)	(294)	7,764	–	–	(407,213)

At 31st December, 2003 the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

			GAM	GAM		GAM	GAM
	GAM	GAM	Pacific	Japan	GAM	American	GAMerica	Gabelli
	Global	International	Basin	Capital	Europe	Focus	Capital	Long/Short

In US$
31st December, 2011	(273,494)	(11,930,676)	(495,715)	(396,470)	(1,747,158)		(4,816,098)
31st December, 2010	(1,375,792)	(24,689,511)	(2,205,673)	(3,417,220)	(3,158,510)	(7,701,738)	(595,723)	(19,091,010)
31st December, 2009	(2,916,065)	(77,711,005)	(2,962,154)	(5,070,730)	(2,842,167)	(540,927)	(605,810)
31st December, 2008
31st December, 2007			(483,511)
31st December, 2006		(25,004,717)	(14,482,801)
31st December, 2005			(362,835)

Total	(4,565,351)	(139,335,909)	(20,992,689)	(8,884,420)	(7,747,835)	(8,242,665)	(6,017,631)	(19,091,010)

At 31st December, 2003, the Funds had deferred losses subsequent to 31st October, 2003 and for tax purposes such losses will be reflected in the year ending 31st December, 2004.

Post October Capital
Loss Carryforward	–	–	(29,043)	–	–	–	(404,367)	(273,548)
Post October Currency
Carryforward	–	(12,936)	–	–	–	–	–	(1,879)

Total Post October
Loss Carryforward	–	(12,936)	(29,043)	–	–	–	(404,367)	(275,427)

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

Foreign taxes withheld from dividends for the six months ended, 30th June, 2004, were as follows:

			GAM	GAM		GAM		GAM
	GAM	GAM	Pacific	Japan	GAM	American	GAMerica	Gabelli
	Global	International	Basin	Capital	Europe	Focus	Capital	Long/Short

In US$
Dividends	3,258	214,750	9,274	691	75,531	–	604	2,121

NOTE 7. FORWARDS, FUTURES, AND WRITTEN OPTIONS

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date. At 30th June, 2004, the Funds had no outstanding forward contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 2004, the Funds had no outstanding futures contracts.

Written Options: Transactions in written options for the six months ended 30th June, 2004 were as follows:

GAM AMERICAN FOCUS FUND	Number of	Premiums
	Contracts	Received

Options outstanding at 31st December, 2003	0	$–
Options written	480,000	249,504
Options expired	(480,000)	(249,504)

Options outstanding at 30th June, 2004	–	$–

GAM GABELLI LONG/SHORT FUND	Number of	Premiums
	Contracts	Received

Options outstanding at 31st December, 2003	0	$–
Options written	70,000	9,449
Options expired	(35,000)	(2,443)

Options outstanding at 30th June, 2004	35,000	$7,006

NOTE 8. PORTFOLIO RISKS
FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve sig-nificant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

FINANCIAL INSTRUMENTS

Several of the Funds may be party to financial instruments with off-balance sheet risks, including forward foreign currency contracts, contracts for difference, written options, and futures contracts. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds’ involvement in such contracts. Forward foreign currency contracts and futures contracts are primarily used in an attempt to minimize the risk to the Fund in respect of its portfolio transactions. A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.

SHORT SALES

Short sales by the Funds involve risk. If a Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

CONCENTRATION OF CREDIT RISK

At 30th June, 2004, GAM Global Fund and GAM Japan Capital Fund had a time deposit with Citibank (Nassau) and Wells Fargo (Nassau), respectively, representing 11.9% and 26.4% of the Fund’s net assets.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND
	CLASS A							CLASS B

	2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001

Net asset value,
beginning of period	$15.67		$12.11	$15.19	$17.53	$21.75	$19.04	$15.25		$11.89	$15.05	$17.50

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (b)	(0.29)		(0.29)	(0.26)	(0.23)	(0.26)	(0.13)	(0.33)		(0.39)	(0.38)	(0.36)
Net realized and unrealized gain/(loss)
on investments	(0.39)		3.85	(2.82)	(2.11)	(3.31)	2.84	(0.37)		3.75	(2.78)	(2.09)

Total from investment operations	(0.68)		3.56	(3.08)	(2.34)	(3.57)	2.71	(0.70)		3.36	(3.16)	(2.45)

LESS DISTRIBUTIONS
Dividends from net investment income	–		–	–	–	–	–	–		–	–	–
Dividends in excess of net investment income	–		–	–	–	(0.48)	–	–		–	–	–
Distributions from net realized gains	–		–	–	–	(0.17)	–	–		–	–	–

Total distributions	–		–	–	–	(0.65)	–	–		–	–	–

Net asset value, end of period	$14.99		$15.67	$12.11	$15.19	$17.53	$21.75	$14.55		$15.25	$11.89	$15.05

TOTAL RETURN
Total return for the period without
deduction of sales load (*)	(4.34)%		29.40%	(20.28)%	(13.35)%	(16.34)%	14.23%	(4.59)%		28.26%	(21.00)%	(14.00)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$2.9		$9.7	$10.3	$15	$31	$67	$0.8		$2.3	$2.2	$4
Ratio of expenses to average net assets	4.93	%(c)	3.72%	3.22%	2.72%	2.13%	1.89%	5.59	%(c)	4.59%	4.16%	3.58%
Ratio of net investment income (loss)
to average net assets	(3.78)	%(c)	(2.19)%	(1.91)%	(1.52)%	(1.34)%	(0.69)%	(4.43)	%(c)	(3.07)%	(2.86)%	(2.37)%
Portfolio turnover rate		10%	33%	78%	58%	199%	107%		10%	33%	78%	58%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

		CLASS C							CLASS D

2000	1999	2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001	2000	1999

$21.66	$19.11	$15.14		$11.85	$15.06	$17.53	$21.63	$19.10	$14.85		$11.74	$14.95	$17.36	$21.41	$18.79

(0.40)	(0.30)	(0.39)		(0.45)	(0.42)	(0.39)	(0.41)	(0.30)	(0.45)		(0.56)	(0.45)	(0.33)	(0.33)	(0.18)

(3.29)	2.85	(0.37)		3.74	(2.79)	(2.08)	(3.27)	2.83	(0.37)		3.67	(2.76)	(2.08)	(3.23)	2.80

(3.69)	2.55	(0.76)		3.29	(3.21)	(2.47)	(3.68)	2.53	(0.82)		3.11	(3.21)	(2.41)	(3.56)	2.62

–	–	–		–	–	–	–	–	–		–	–	–	–	–
(0.30)	–	–		–	–	–	(0.25)	–	–		–	–	–	(0.32)	–
(0.17)	–	–		–	–	–	(0.17)	–	–		–	–	–	(0.17)	–

(0.47)	–	–		–	–	–	(0.42)	–	–		–	–	–	(0.49)	–

$17.50	$21.66	$14.38		$15.14	$11.85	$15.06	$17.53	$21.63	$14.03		$14.85	$11.74	$14.95	$17.36	$21.41

(16.96)%	13.34%	(5.02)%		27.76%	(21.31)%	(14.09)%	(16.97)%	13.25%	(5.52)%		26.49%	(21.47)%	(13.88)%	(16.57)%	13.94%

$6	$9	$0.5		$1.3	$1.3	$2	$3	$8	$0.2		$0.5	$0.5	$1	$2	$6
2.92%	2.76%	6.37	%(c)	5.04%	4.47%	3.74%	2.95%	2.77%	7.48	%(c)	6.03%	4.70%	3.35%	2.51%	2.16%

(2.11)%	(1.61)%	(5.19)	%(c)	(3.52)%	(3.16)%	(2.53)%	(2.16)%	(1.62)%	(6.29	)%(c)	(4.49)%	(3.39)%	(2.14)%	(1.76)%	(0.98)%
199%	107%		10%	33%	78%	58%	199%	107%		10%	33%	78%	58%	199%	107%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Net investment income per share has been determined based on the weighted average shares outstanding method.
(*)	Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM INTERNATIONAL FUND
	CLASS A							CLASS B

	2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001

Net asset value,
beginning of period	$16.65		$12.79	$15.11	$20.02	$32.16	$30.06	$16.61		$12.77	$15.21	$20.28

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (b)	0.05		0.05	0.02	(0.03)	(0.23)	0.17	(0.01)		(0.04)	(0.07)	(0.14)
Net realized and unrealized gain/(loss)
on investments	0.18		3.97	(2.35)	(4.88)	(7.07)	1.93	0.19		3.93	(2.37)	(4.93)

Total from investment operations	0.23		4.02	(2.33)	(4.91)	(7.30)	2.10	0.18		3.89	(2.44)	(5.07)

LESS DISTRIBUTIONS
Dividends from net investment income	–		(0.16)	–	–	(2.82)	–	–		(0.05)	–	–
Dividends in excess of net investment income	–		–	–	–	(2.02)	–	–		–	–	–
Distributions from net realized gains	–		–	–	–	–	–	–		–	–	–

Total distributions	–		(0.16)	–	–	(4.84)	–	–		(0.05)	–	–

Redemption fees (b)	–		–	0.01	–	–	–	–		–	–	–

Net asset value, end of period	$16.88		$16.65	$12.79	$15.11	$20.02	$32.16	$16.79		$16.61	$12.77	$15.21

TOTAL RETURN
Total return for the period without
deduction of sales load (*)		1.38%	31.44%	(15.35)%	(24.53)%	(22.74)%	6.99%		1.08%	30.51%	(16.04)%	(25.00)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$95.2		$101.4	$109	$190	$440	$1,271	$10.2		$11.2	$11	$18
Ratio of expenses to average net assets	2.37	%(c)	2.38%	2.25%	2.01%	1.90%	1.76%	3.02	%(c)	3.07%	2.94%	2.67%
Ratio of net investment income/(loss)
to average net assets	0.56	%(c)	0.41%	0.17%	(0.16)%	(0.86)%	0.62%	(0.12)	%(c)	(0.29)%	(0.53)%	(0.83)%
Portfolio turnover rate		51%	78%	55%	105%	180%	117%		51%	78%	55%	105%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

		CLASS C							CLASS D

2000	1999	2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001	2000	1999

$32.31	$30.41	$16.76		$12.88	$15.35	$20.47	$32.29	$30.37	$16.44		$12.63	$15.00	$19.90	$31.96	$29.92

(0.38)	(0.07)	(0.02)		(0.05)	(0.08)	(0.14)	(0.40)	(0.05)	(0.03)		0.02	(0.03)	(0.06)	(0.25)	0.09

(7.09)	1.97	0.19		3.96	(2.39)	(4.98)	(7.08)	1.97	0.23		3.90	(2.34)	(4.84)	(7.02)	1.95

(7.47)	1.90	0.17		3.91	(2.47)	(5.12)	(7.48)	1.92	0.20		3.92	(2.37)	(4.90)	(7.27)	2.04

(2.71)	–	–		(0.03)	–	–	(2.58)	–	–		(0.11)	–	–	(2.81)	–
(1.85)	–	–		–	–	–	(1.76)	–	–		–	–	–	(1.98)	–
–	–	–		–	–	–	–	–	–		–	–	–	–	–

(4.56)	–	–		(0.03)	–	–	(4.34)	–	–		(0.11)	–	–	(4.79)	–

–	–	–		–	–	–	–	–	–		–	–	–	–	–

$20.28	$32.31	$16.93		$16.76	$12.88	$15.35	$20.47	$32.29	$16.64		$16.44	$12.63	$15.00	$19.90	$31.96

(23.22)%	6.25%	1.01%		30.34%	(16.09)%	(25.01)%	(23.25)%	6.32%	1.22%		31.10%	(15.80)%	(24.62)%	(22.82)%	6.82%

$35	$72	$5.2		$6.0	$7	$12	$28	$80	$2.9		$6.8	$7	$13	$34	$101
2.51%	2.48%	3.16	%(c)	3.18%	2.99%	2.71%	2.54%	2.48%	2.65	%(c)	2.64%	2.63%	2.19%	2.01%	1.94%

(1.44)%	(0.24)%	(0.27)	%(c)	(0.39)%	(0.57)%	(0.85)%	(1.48)%	(0.19)%	(0.31)	%(c)	0.14%	(0.23)%	(0.38)%	(0.96)%	0.34%
180%	117%		51%	78%	55%	105%	180%	117%		51%	78%	55%	105%	180%	117%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Net investment income and redemption fees per share has been determined based on the weighted average shares outstanding method.
(*)	Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM PACIFIC BASIN FUND
	CLASS A							CLASS B

	2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001

Net asset value,
beginning of period	$9.04		$6.92	$7.90	$9.57	$14.17	$8.23	$9.22		$7.07	$8.21	$10.04

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (b)	0.00		(0.01)	(0.12)	(0.11)	(0.06)	(0.04)	(0.03)		(0.12)	(0.26)	(0.21)
Net realized and unrealized gain/(loss)
on investments	0.38		2.34	(0.86)	(1.56)	(3.19)	6.19	0.37		2.38	(0.88)	(1.62)

Total from investment operations	0.38		2.33	(0.98)	(1.67)	(3.25)	6.15	0.34		2.26	(1.14)	(1.83)

LESS DISTRIBUTIONS
Dividends from net investment income	–		(0.22)	–	–	(1.35)	(0.01)	–		(0.11)	–	–
Dividends in excess of net investment income	–		–	–	–	–	(0.20)	–		–	–	–
Distributions from net realized gains	–		–	–	–	–	–	–		–	–	–

Total distributions	–		(0.22)	–	–	(1.35)	(0.21)	–		(0.11)	–	–

Redemption fees (b)	–		0.01	–	–	–	–	–		–	–	–

Net asset value, end of period	$9.42		$9.04	$6.92	$7.90	$9.57	$14.17	$9.56		$9.22	$7.07	$8.21

TOTAL RETURN
Total return for the period without
deduction of sales load (*)	4.20%		33.83%	(12.41)%	(17.45)%	(23.21)%	74.91%	3.69%		32.01%	(13.89)%	(18.23)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$17.2		$11.2	$7.2	$8	$15	$47	$1.1		$0.80	$0.70	$1
Ratio of expenses to average net assets (c)	2.50	%(d)	3.07%	3.70%	3.37%	2.20%	2.26%	3.20	%(d)	4.39%	5.33%	4.40%
Ratio of net investment income/(loss)
to average net assets	0.03	%(d)	(0.19)%	(1.58)%	(1.26)%	(0.54)%	(0.42)%	(0.63)	%(d)	(1.53)%	(3.22)%	(2.33)%
Portfolio turnover rate	46%		36%	38%	51%	51%	63%		46%	36%	38%	51%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

		CLASS C							CLASS D

2000	1999	2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001	2000	1999

$14.89	$8.96	$7.50		$5.87	$6.97	$8.70	$13.21	$8.12	$8.47		$6.50	$7.60	$9.33	$13.95	$8.11

(0.17)	(0.19)	(0.03)		(0.19)	(0.38)	(0.33)	(0.21)	(0.39)	(0.02)		(0.16)	(0.28)	(0.22)	(0.14)	(0.16)

(3.33)	6.26	0.31		1.90	(0.72)	(1.40)	(2.95)	5.51	0.35		2.19	(0.82)	(1.51)	(3.13)	6.13

(3.50)	6.07	0.28		1.71	(1.10)	(1.73)	(3.16)	5.12	0.33		2.03	(1.10)	(1.73)	(3.27)	5.97

(1.35)	–	–		(0.08)	–	–	(1.35)	–	–		(0.06)	–	–	(1.35)	–
–	(0.14)	–		–	–	–	–	(0.03)	–		–	–	–	–	(0.13)
–	–	–		–	–	–	–	–	–		–	–	–	–	–

(1.35)	(0.14)	–		(0.08)	–	–	(1.35)	(0.03)	–		(0.06)	–	–	(1.35)	(0.13)

–	–	–		–	–	–	–	–	–		–	–	–	–	–

$10.04	$14.89	$7.78		$7.50	$5.87	$6.97	$8.70	$13.21	$8.80		$8.47	$6.50	$7.60	$9.33	$13.95

(23.80)%	67.89%	3.73%		29.23%	(15.78)%	(19.89)%	(24.28)%	63.15%	3.90%		31.23%	(14.47)%	(18.54)%	(23.75)%	73.71%

$3	$6	$0.5		$0.50	$0.20	$0.31	$0.46	$2	$0.3		$0.40	$0.30	$0.52	$1	$2
3.07%	3.48%	3.20	%(d)	5.76%	7.69%	6.43%	3.65%	5.57%	2.70	%(d)	5.12%	5.94%	4.73%	2.95%	2.89%

(1.39)%	(1.59)%	(0.74	)%(d)	(2.95)%	(5.58)%	(4.32)%	(2.00)%	(3.82)%	(0.40	)%(d)	(2.25)%	(3.84)%	(2.62)%	(1.28)%	(1.55)%
51%	63%		46%	36%	38%	51%	51%	63%		46%	36%	38%	51%	51%	63%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Net investment income and redemption fees per share has been determined based on the weighted average shares outstanding method.
(c)	After reimbursement by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 2.82%, 3.53%, 4.80% and 4.87% for class A, B, C and D, respectively.

(*)	Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM JAPAN CAPITAL FUND
	CLASS A

	2004(a)		2003	2002	2001	2000	1999

Net asset value,
beginning of period	$6.39		$4.67	$5.71	$7.44	$13.85	$7.65

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (b)	(0.18)		(0.18)	(0.18)	(0.17)	(0.17)	(0.14)
Net realized and unrealized gain/(loss)
on investments	0.21		1.88	(0.87)	(1.56)	(4.05)	6.77

Total from investment operations	0.03		1.70	(1.05)	(1.73)	(4.22)	6.63

LESS DISTRIBUTIONS
Dividends from net investment income	–		–	–	–	(1.29)	–
Distributions in excess of net investment income	–		–	–	–	–	(0.43)
Distributions from net realized gains	–		–	–	–	(0.90)	–

Total distributions	–		–	–	–	(2.19)	(0.43)

Redemption fees (b)	–		0.02	0.01	–	–	–

Net asset value, end of period	$6.42		$6.39	$4.67	$5.71	$7.44	$13.85

TOTAL RETURN
Total return for the period without
deduction of sales load (*)	0.47%		36.83%	(18.21)%	(23.25)%	(32.30)%	87.05%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$1.2		$6	$5	$8	$19	$67
Ratio of expenses to average net assets	6.22	%(c)	4.66%	4.19%	3.35%	2.07%	2.06%
Ratio of net investment income (loss)
to average net assets	(5.66	)%(c)	(3.65)%	(3.33)%	(2.55)%	(1.45)%	(1.38)%
Portfolio turnover rate		21%	127%	103%	82%	48%	77%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

CLASS B						CLASS C

2004(a)	2003	2002	2001	2000	1999	2004(a)		2003	2002	2001	2000	1999

$6.36	$4.74	$5.92	$7.76	$14.45	$8.11	$6.15		$4.67	$5.95	$7.88	$14.65	$8.12

(0.23)	(0.26)	(0.29)	(0.28)	(0.29)	(0.34)	(0.33)		(0.35)	(0.40)	(0.36)	(0.32)	(0.34)

0.25	1.88	(0.89)	(1.56)	(4.21)	6.98	0.18		1.83	(0.88)	(1.57)	(4.26)	7.09

0.02	1.62	(1.18)	(1.84)	(4.50)	6.64	(0.15)		1.48	(1.28)	(1.93)	(4.58)	6.75

–	–	–	–	(1.29)	–	–		–	–	–	(1.29)	–
–	–	–	–	–	(0.30)	–		–	–	–	–	(0.22)
–	–	–	–	(0.90)	–	–		–	–	–	(0.90)	–

–	–	–	–	(2.19)	(0.30)	–		–	–	–	(2.19)	(0.22)

–	–	–	–	–	–	–		–	–	–	–	–

$6.38	$6.36	$4.74	$5.92	$7.76	$14.45	$6.00		$6.15	$4.67	$5.95	$7.88	$14.65

0.31%	34.18%	(19.93)%	(23.71)%	(32.94)%	82.18%	(2.44)%		31.69%	(21.51)%	(24.49)%	(33.05)%	83.30%

$0.3	$0.70	$1	$1	$1	$3	$0.1		$0.30	$0.20	$0.32	$1	$2
7.71%(c)	6.13%	6.10%	4.74%	3.06%	3.80%	12.07	%(c)	8.07%	8.10%	5.67%	3.21%	3.94%

(7.03)%(c)	(5.11)%	(5.25)%	(4.00)%	(2.46)%	(3.16)%	(11.35)	%(c)	(6.98)%	(7.26)%	(4.95)%	(2.60)%	(3.21)%
21%	127%	103%	82%	48%	77%		21%	127%	103%	82%	48%	77%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Net investment income and redemption fees per share has been determined based on the weighted average shares outstanding method.
(*)	Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM EUROPE FUND
	CLASS A

	2004(a)		2003	2002	2001	2000	1999

Net asset value,
beginning of period	$10.62		$8.10	$9.57	$12.18	$13.08	$12.63

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (b)	0.08		(0.02)	(0.02)	(0.07)	(0.12)	(0.09)
Net realized and unrealized gain/(loss)
on investments	0.29		2.54	(1.45)	(2.52)	0.67	1.96

Total from investment operations	0.37		2.52	(1.47)	(2.59)	0.55	1.87

LESS DISTRIBUTIONS
Dividends from net investment income	–		–	–	–	–	–
Distributions from net realized gains	–		–	–	(0.02)	(1.45)	(1.42)

Total distributions	–		–	–	(0.02)	(1.45)	(1.42)

Net asset value, end of period	$10.99		$10.62	$8.10	$9.57	$12.18	$13.08

TOTAL RETURN
Total return for the period without
deduction of sales load (*)		3.48%	31.11%	(15.36)%	(21.29)%	4.61%	16.21%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$26.0		$22.8	$18	$20	$24	$20
Ratio of expenses to average net assets	2.41	%(c)	2.84%	2.58%	2.72%	2.49%	2.48%
Ratio of net investment income/(loss)
to average net assets	1.47	%(c)	(0.22)%	(0.21)%	(0.66)%	(0.86)%	(0.79)%
Portfolio turnover rate		49%	94%	65%	92%	194%	109%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

CLASS B							CLASS C

2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001	2000	1999

$10.20		$7.86	$9.40	$12.06	$13.08	$12.82	$9.32		$7.38	$9.00	$11.66	$12.77	$12.70

0.03		(0.10)	(0.11)	(0.17)	(0.25)	(0.29)	(0.10)		(0.29)	(0.26)	(0.24)	(0.33)	(0.43)

0.28		2.44	(1.43)	(2.47)	0.68	1.97	0.25		2.23	(1.36)	(2.40)	0.67	1.92

0.31		2.34	(1.54)	(2.64)	0.43	1.68	0.15		1.94	(1.62)	(2.64)	0.34	1.49

–		–	–	–	–	–	–		–	–	–	–	–
–		–	–	(0.02)	(1.45)	(1.42)	–		–	–	(0.02)	(1.45)	(1.42)

–		–	–	(0.02)	(1.45)	(1.42)	–		–	–	(0.02)	(1.45)	(1.42)

$10.51		$10.20	$7.86	$9.40	$12.06	$13.08	$9.47		$9.32	$7.38	$9.00	$11.66	$12.77

3.04%		29.77%	(16.38)%	(21.91)%	3.68%	14.48%	1.61%		26.29%	(18.00)%	(22.67)%	3.07%	13.11%

$1.4		$1.4	$1.5	$3	$4	$2	$0.2		$0.3	$0.2	$0.5	$1	$1
3.11	%(c)	3.85%	3.68%	3.62%	3.39%	4.17%	5.82	%(c)	6.61%	5.54%	4.44%	4.04%	5.35%

0.67	%(c)	(1.19)%	(1.27)%	(1.64)%	(1.80)%	(2.41)%	(2.20	)%(c)	(3.94)%	(3.05)%	(2.39)%	(2.48)%	(3.62)%
	49%	94%	65%	92%	194%	109%		49%	94%	65%	92%	194%	109%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Net investment income per share has been determined based on the weighted average shares outstanding method.
(*)	Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM AMERICAN FOCUS FUND
	CLASS A

	2004(a)		2003	2002	2001(b)	2000	1999

Net asset value,
beginning of period	$14.44		$11.68	$15.01	$15.97	$18.30	$16.74

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (c)	(0.03)		0.06	0.04	(0.07)	(0.10)	(0.07)
Net realized and unrealized gain/ (loss)
on investments	0.46		2.76	(3.36)	(0.88)	(0.16)	1.63

Total from investment operations	0.43		2.82	(3.32)	(0.95)	(0.26)	1.56

LESS DISTRIBUTIONS
Dividends from net investment income	–		(0.06)	(0.01)	–	–	–
Distributions from net realized gains	–		–	–	(0.01)	(2.07)	–

Total distributions	–		(0.06)	(0.01)	(0.01)	(2.07)	–

Net asset value, end of period	$14.87		$14.44	$11.68	$15.01	$15.97	$18.30

TOTAL RETURN
Total return for the period without
deduction of sales load (*)		2.98%	24.19%	(22.10)%	(5.94)%	(1.46)%	9.32%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$51.3		$55.8	$50	$47	$21	$29
Ratio of expenses to average net assets	1.76	%(d)	1.77%	1.75%	2.11%	2.00%	1.90%
Ratio of net investment income/(loss)
to average net assets	(0.45)	%(d)	0.45%	0.28%	(0.52)%	(0.58)%	(0.42)%
Portfolio turnover rate		53%	136%	239%	256%	12%	13%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

CLASS B							CLASS C

2004(a)		2003	2002	2001(b)	2000	1999	2004(a)		2003	2002	2001(b)	2000	1999

$13.90		$11.29	$14.65	$15.71	$18.19	$16.87	$13.55		$11.03	$14.34	$15.41	$17.91	$16.58

(0.08)		(0.05)	(0.10)	(0.21)	(0.25)	(0.29)	(0.12)		(0.08)	(0.11)	(0.23)	(0.25)	(0.25)

0.45		2.66	(3.26)	(0.84)	(0.16)	1.61	0.44		2.60	(3.20)	(0.83)	(0.18)	1.58

0.37		2.61	(3.36)	(1.05)	(0.41)	1.32	0.32		2.52	(3.31)	(1.06)	(0.43)	1.33

–		–	–	–	–	–	–		–	–	–	–	–
–		–	–	(0.01)	(2.07)	–	–		–	–	(0.01)	(2.07)	–

–		–	–	(0.01)	(2.07)	–	–		–	–	(0.01)	(2.07)	–

$14.27		$13.90	$11.29	$14.65	$15.71	$18.19	$13.87		$13.55	$11.03	$14.34	$15.41	$17.91

2.66%		23.12%	(22.94)%	(6.67)%	(2.31)%	7.82%	2.36%		22.85%	(23.08)%	(6.86)%	(2.47)%	8.02%

$2.7		$2.9	$3	$4	$4	$4	$1.2		$1.5	$2	$2	$3	$6
2.48	%(d)	2.65%	2.76%	3.02%	2.86%	3.11%	3.02	%(d)	2.93%	2.94%	3.17%	2.89%	2.90%

(1.17	)%(d)	(0.43)%	(0.74)%	(1.44)%	(1.44)%	(1.66)%	(1.69	)%(d)	(0.71)%	(0.91)%	(1.59)%	(1.46)%	(1.45)%
	53%	136%	239%	256%	12%	13%		53%	136%	239%	256%	12%	13%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Effective 26th March, 2001 the Fund terminated its co-advisory agreement with Fayez Sarofim & Co. and GIML. GAM USA Inc. was appointed and approved as the Fund’s sole investment advisor. (See Note 2)
(c)	Net investment income per share has been determined based on the weighted average shares outstanding method.
(*)	Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAMERICA CAPITAL FUND
	CLASS A

	2004(a)		2003	2002	2001	2000	1999

Net asset value,
beginning of period	$24.36		$17.85	$21.94	$22.49	$21.45	$17.08

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (b)	(0.11)		(0.21)	(0.18)	0.03	0.06	0.13
Net realized and unrealized gain/(loss) on investments	(0.73)		6.72	(3.91)	(0.57)	1.35	4.78

Total from investment operations	(0.84)		6.51	(4.09)	(0.54)	1.41	4.91

LESS DISTRIBUTIONS
Dividends from net investment income	–		–	–	–	–	(0.07)
Distributions from net realized gains	–		–	–	(0.01)	(0.37)	(0.47)

Total distributions	–		–	–	(0.01)	(0.37)	(0.54)

Net asset value, end of period	$23.52		$24.36	$17.85	$21.94	$22.49	$21.45

TOTAL RETURN
Total return for the period without
deduction of sales load (*)	(3.45)%		36.47%	(18.64)%	(2.42)%	6.54%	28.97%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$75.6		$86.7	$73	$98	$70	$51
Ratio of expenses to average net assets	1.84	%(c)	1.88%	1.88%	1.84%	1.79%	1.84%
Ratio of net investment income/(loss)
to average net assets	(0.88	)%(c)	(1.00)%	(0.91)%	0.12%	0.25%	0.66%
Portfolio turnover rate		6%	4%	1%	14%	20%	20%

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

CLASS B							CLASS C

2004(a)		2003	2002	2001	2000	1999	2004(a)		2003	2002	2001	2000	1999

$23.81		$17.58	$21.75	$22.46	$21.54	$17.26	$23.63		$17.45	$21.59	$22.30	$21.42	$17.13

(0.18)		(0.34)	(0.32)	(0.13)	(0.10)	(0.07)	(0.19)		(0.35)	(0.32)	(0.12)	(0.10)	(0.04)
(0.72)		6.57	(3.85)	(0.57)	1.39	4.82	(0.71)		6.53	(3.82)	(0.58)	1.35	4.80

(0.90)		6.23	(4.17)	(0.70)	1.29	4.75	(0.90)		6.18	(4.14)	(0.70)	1.25	4.76

–		–	–	–	–	–	–		–	–	–	–	–
–		–	–	(0.01)	(0.37)	(0.47)	–		–	–	(0.01)	(0.37)	(0.47)

–		–	–	(0.01)	(0.37)	(0.47)	–		–	–	(0.01)	(0.37)	(0.47)

$22.91		$23.81	$17.58	$21.75	$22.46	$21.54	$22.73		$23.63	$17.45	$21.59	$22.30	$21.42

(3.78)%		35.44%	(19.17)%	(3.14)%	5.97%	27.68%	(3.81)%		35.42%	(19.18)%	(3.17)%	5.81%	27.95%

$13.0		$14.5	$12	$17	$14	$9	$9.3		$11.0	$9	$14	$12	$10
2.51	%(c)	2.58%	2.59%	2.54%	2.49%	2.88%	2.58	%(c)	2.63%	2.60%	2.54%	2.48%	2.74%

(1.54	)%(c)	(1.70)%	(1.61)%	(0.59)%	(0.44)%	(0.34)%	(1.62	)%(c)	(1.75)%	(1.62)%	(0.57)%	(0.45)%	(0.23)%
	6%	4%	1%	14%	20%	20%		6%	4%	1%	14%	20%	20%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	Net investment income per share has been determined based on the weighted average shares outstanding method.
(*)	Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM GABELLI LONG/SHORT FUND

	CLASS A						CLASS B						CLASS C

	2004(a)		2003		2002(b)		2004(a)		2003		2002(b)		2004(a)		2003		2002(b)

Net asset value,
beginning of period	$8.27		$7.33		$10.00		$8.26		$7.32		$10.00		$8.25		$7.31		$10.00

INCOME FROM INVESTMENT
OPERATIONS
Net investment income/(loss) (d)	(0.06)		(0.08)		–		(0.09)		(0.06)		(0.03)		(0.09)		(0.06)		(0.03)
Net realized and unrealized
gain/(loss) on
investments	0.17		1.02		(2.67)		0.17		1.00		(2.65)		0.18		1.00		(2.66)

Total from investment operations	0.11		0.94		(2.67)		0.08		0.94		(2.68)		0.09		0.94		(2.69)

LESS DISTRIBUTIONS
Dividend from net
investment income	–		–		–		–		–		–		–		–		–
Distributions from net
realized gains	–		–		–		–		–		–		–		–		–

Total distributions	–		–		–		–		–		–		–		–		–

Net asset value, end of period	$8.38		$8.27		$7.33		$8.34		$8.26		$7.32		$8.34		$8.25		$7.31

TOTAL RETURN
Total return for the period
without deduction of
sales load (*)	1.33%		12.82%		(26.70)%		0.97%		12.84%		(26.80)%		1.09%		12.86%		(26.90)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$26.5		$21		$12		$6.3		$8		$11		$14.1		$12		$18
Ratio of expenses to average
net assets	2.64	%(c)	2.58	%(e)	2.28	%(c)(e)	3.29	%(c)	2.36	%(e)	2.82	%(c)(e)	3.34	%(c)	2.29	%(e)	2.80	%(c)(e)
Ratio of net investment loss to
average net assets	(1.43	)%(c)	(1.09)%		(0.08	)%(c)	(2.07	)%(c)	(0.85)%		(0.63	)%(c)	(2.12	)%(c)	(0.78)%		(0.61	)%(c)
Portfolio turnover rate	45%		202%		623%			45%	202%		623%		45%		202%		623%

(a)	For the six months ended 30th June, 2004 (unaudited).
(b)	For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9th October, 2002, the Fund terminated its advisory agreement with GAM USA and appointed GAM International Management Ltd. and GAMCO Investors, Inc. as the Fund’s Co-Investment Advisors.

(c)	Annualized.
(d)	Net investment income per share has been determined based on the weighted average shares outstanding method.
(e)	After reimbursement by Co-Investment Advisors. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 3.35%, 4.13% and 4.09%; and 3.28%, 4.01% and 3.97% for Class A, B and C, for 2002 and 2003, respectively.

(*)	Total return calculated for a period of less than one year is not annualized.

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

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®

Board of Directors

DR. BURKHARD POSCHADEL
President
Chief Executive Officer
GAM Limited

GEORGE W. LANDAU
Senior Adviser
Latin America Group
The Coca-Cola Company,
Atlanta, GA

ROLAND WEISER
President
Intervista
Summit, NJ

ROBERT J. MCGUIRE, ESQ.
Attorney/Consultant,
Morvillo, Abramowitz, Grand,
Iason & Silberberg, P.C.,
New York, NY

ADDRESS OF THE COMPANY

135 East 57th Street
New York, NY 10022

Tel: (212) 407–4600
1–800–426–4685 (toll free)
Fax: (212) 407–4684

REGISTRAR AND TRANSFER AGENT

GAM Funds, Inc.
c/o BFDS
P.O. Box 8264
Boston, MA 02266-8264

The Funds’ Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request, by calling the toll-free number 1-800-426-4685.

Copies of this report may be obtained from the
Fund, from the Transfer Agent or from:

IN THE UNITED KINGDOM
(FOR AUTHORIZED PERSONS ONLY);

GAM London Limited, a member of IMRO,
12 St. James’s Place, London SW1A 1NX, UK
Tel: 44–207–493–9990 Fax: 44–207–493–0715
Tlx: 296099 GAMUK G

ON INTERNET;

Information on GAM’s SEC–
registered funds –www.gam.com
Email enquiries on GAM – usinfo@gam.com

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Inestment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's most recently ended fiscal half year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are furnished as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAM Funds, Inc.

By	/s/ Burkhard Poschadel

Burkhard Poschadel, Director and President

Date	September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Burkhard Poschadel

Burkhard Poschadel, Director and President

Date	September 3, 2004

By	/s/ Kevin J. Blanchfield

Kevin J. Blanchfield, Vice President and Treasurer

Date	September 3, 2004